Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class A
3-month USD LIBOR + 1.380% Floor 1.380% 10/15/2031	1.605%	2,000,000	2,001,556
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class A
3-month USD LIBOR + 1.330% Floor 1.330% 01/20/2033	1.548%	3,870,000	3,874,853
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	1.337%	7,500,000	7,424,828
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	3,060,000	3,140,097
Series 2020-2 Class B
09/13/2024	2.480%	850,000	870,667
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	2,830,000	2,834,382
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,788,956
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	6,199,736
Series 2019-3 Class C
07/18/2025	2.320%	1,650,000	1,703,132
Series 2020-1 Class D
12/18/2025	1.800%	950,000	960,083
Series 2020-2 Class D
03/18/2026	2.130%	500,000	510,875
Subordinated Series 2016-3 Class C
04/08/2022	2.240%	866,806	867,026
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,392,900
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,497,301
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	540,000	539,455
Subordinated Series 2020-3 Class C
08/18/2026	1.060%	1,385,000	1,386,058
AMMC CLO Ltd.(a),(b)
Series 2020-23A Class A1L
3-month USD LIBOR + 1.400% 10/17/2031	1.635%	6,400,000	6,404,506
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	1.474%	5,250,000	5,250,494
Series 2016-9A Class AR
3-month USD LIBOR + 1.370% 07/15/2032	1.607%	13,000,000	13,011,349
Series 2019-11A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 07/22/2032	2.488%	11,000,000	11,013,453
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	1.278%	6,400,000	6,359,053
Apidos CLO XXXII(a),(b)
Series 2019-32A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/20/2033	1.538%	3,000,000	3,004,107
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 07/24/2031	1.973%	1,450,000	1,454,546
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,050,000	1,021,375
Series 2019-1A Class AII
06/07/2049	4.723%	500,000	481,954
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	2,069,981	2,078,632
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	1.517%	2,250,000	2,234,621
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	1.530%	5,250,000	5,236,959
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	1.046%	14,328,309	14,242,927
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	1.389%	2,500,000	2,499,180
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,820,535
Series 2016-2A Class A
11/20/2022	2.720%	6,700,000	6,788,809
Series 2017-2A Class A
03/20/2024	2.970%	750,000	775,198
Series 2020-1A Class A
08/20/2026	2.330%	115,000	115,209
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,621,120
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class A
3-month USD LIBOR + 1.340% Floor 1.340% 10/21/2032	1.611%	20,000,000	20,012,440
Ballyrock CLO Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.360% 07/15/2032	1.635%	15,000,000	15,005,565
Series 2020-2A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2031	1.529%	26,500,000	26,554,219
Bardot CLO Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	1.866%	5,000,000	5,012,540
Barings CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.400% 10/15/2032	1.630%	3,000,000	3,004,998
Series 2020-2A Class A1
3-month USD LIBOR + 1.290% Floor 1.290% 10/15/2033	3.000%	10,000,000	10,006,100
Benefit Street Partners CLO XIX Ltd.(a),(b)
Series 2019-19A Class A
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2033	1.587%	4,500,000	4,507,668
Benefit Street Partners CLO XVIII Ltd.(a),(b)
Series 2019-18A Class A
3-month USD LIBOR + 1.340% 10/15/2032	1.577%	5,500,000	5,502,877
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benefit Street Partners CLO XXI Ltd.(a),(b)
Series 2020-21A Class A1
3-month USD LIBOR + 1.700% Floor 1.700% 07/15/2031	1.957%	10,000,000	10,043,840
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	1.294%	3,000,000	2,991,936
BlueMountain CLO Ltd.(a),(b)
Series 2012-2A Class AR2
3-month USD LIBOR + 1.050% Floor 1.050% 11/20/2028	1.274%	5,600,000	5,572,885
Series 2016-2A Class A1R
3-month USD LIBOR + 1.310% Floor 1.310% 08/20/2032	1.534%	7,000,000	6,989,570
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,600,000	1,612,500
Broad River BSL Funding CLO(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2029	2.068%	2,090,000	2,093,653
California Republic Auto Receivables Trust
Series 2017-1 Class A4
06/15/2022	2.280%	506,792	507,104
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	1.358%	2,231,000	2,217,317
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	1.337%	3,975,454	3,949,168
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	1.267%	21,572,361	21,495,348
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,361,269
CBAM Ltd.(a),(b)
Series 2019-11A Class A1
3-month USD LIBOR + 1.360% Floor 1.360% 10/20/2032	1.578%	10,000,000	10,010,670

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	0.880%	707,401	702,930
CIFC Funding Ltd.(a),(b)
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	1.088%	6,000,000	5,948,166
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	1.398%	3,000,000	2,996,928
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	1.218%	5,000,000	4,958,190
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	1.258%	12,000,000	11,916,312
Series 2019-6A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 01/16/2033	1.560%	2,900,000	2,904,611
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	1.980%	2,000,000	2,005,670
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	0.525%	605,080	549,845
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	1.500%	5,326,444	5,347,539
CNH Equipment Trust
Series 2020-A Class A3
06/16/2025	1.160%	5,200,000	5,271,125
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	443,015	442,551
Series 2020-AGS Class A
08/25/2050	1.980%	2,563,010	2,613,408
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	288,813	289,846
Credit Acceptance Auto Loan Trust(a)
Series 2018-2A Class A
05/17/2027	3.470%	201,600	202,849
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3A Class A
11/15/2028	2.380%	3,925,000	4,026,050
Series 2020-2A Class A
07/16/2029	1.370%	2,305,000	2,331,060
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,115,624
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,215,625	1,292,112
Series 2019-1A Class A23
05/20/2049	4.352%	1,185,000	1,285,273
Series 2019-1A Class A2II
05/20/2049	4.021%	641,875	674,622
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	1,834,636	1,873,332
Domino’s Pizza Master Issuer LLC(a)
Series 2017-1A Class A2II
07/25/2047	3.082%	1,067,000	1,072,602
Series 2018-1A Class A2I
07/25/2048	4.116%	1,466,250	1,540,120
Drive Auto Receivables Trust
Series 2019-3 Class B
02/15/2024	2.650%	4,010,000	4,058,545
Subordinated Series 2020-2 Class B
03/17/2025	1.420%	2,200,000	2,228,990
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,768,500	1,870,510
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2030	1.437%	4,000,000	3,997,448
Series 2020-78A Class A
3-month USD LIBOR + 1.180% Floor 1.180% 04/17/2033	1.398%	5,000,000	4,988,820
Dryden Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	1.467%	4,998,467	4,997,392
Series 2017-49A Class A
3-month USD LIBOR + 1.210% 07/18/2030	1.428%	3,150,000	3,144,043
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	1,316,444	1,320,283

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class C
02/18/2025	3.180%	2,250,000	2,281,400
Series 2020-2A Class C
03/16/2026	3.280%	1,055,000	1,103,301
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	2,490,000	2,543,425
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	1.550%	105,880	104,911
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.950%	4,650,000	4,615,267
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	0.865%	1,483,427	1,476,856
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	1.500%	2,217,079	2,228,185
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	1.467%	4,000,000	3,960,824
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	1.457%	4,750,000	4,708,248
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	1,784,073	1,819,906
Series 2019-A Class B
03/25/2044	2.940%	1,040,393	1,005,705
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	1.921%	19,116,737	18,895,212
Elmwood CLO VII Ltd.(a),(b),(c)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	3.000%	2,000,000	2,000,000
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class B
05/15/2023	3.060%	476,962	479,716
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class B
04/15/2024	2.260%	1,190,000	1,202,131
Series 2020-2A Class A
08/15/2023	1.130%	2,477,673	2,483,027
Series 2020-2A Class C
05/15/2025	3.280%	1,400,000	1,462,586
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	4,900,000	4,914,406
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	400,499
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	235,000	248,855
Subordinated Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,917,624
Subordinated Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,612,925
Subordinated Series 2020-1 Class B
02/17/2025	2.050%	1,445,000	1,433,672
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	584,540
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,310,838
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,780,679
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	7,600,000	8,973,122
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	1.437%	2,225,000	2,213,808
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,406,167	1,419,642
GLS Auto Receivables Issuer Trust(a)
Series 2019-2A Class A
04/17/2023	3.060%	719,724	724,861
Subordinated Series 2018-3A Class B
08/15/2023	3.780%	3,705,000	3,751,159
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,890,000	1,942,131
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	940,000	956,299

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,117,867
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	0.657%	758,829	701,105
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	1.247%	15,000,000	14,910,060
Greywolf CLO II Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	1.467%	15,500,000	15,473,077
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	1.506%	6,500,000	6,492,746
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/20/2031	1.398%	6,250,000	6,239,656
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,303,251	1,344,982
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,843,362	2,113,020
Series 2014-2A Class A
01/17/2073	3.610%	2,334,879	2,572,815
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	1.245%	7,232,319	7,159,872
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,204,042	1,341,543
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	1.598%	7,000,000	7,014,385
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	2.068%	1,500,000	1,505,814
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-7A Class A1
3-month USD LIBOR + 1.200% 04/17/2033	1.418%	5,000,000	4,981,250
KKR CLO Ltd.(a),(b)
Series 2030A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 10/17/2031	1.736%	9,000,000	9,020,583
KKR CLO Ltd.(a),(b),(c)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	1.500%	17,000,000	17,000,000
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	1.154%	14,630,200	14,525,389
LCM XIII LP(a),(b)
Series 2013A Class ARR
3-month USD LIBOR + 1.140% 07/19/2027	1.358%	5,500,000	5,469,189
LCM XXIV Ltd.(a),(b)
Series 2024A Class A
3-month USD LIBOR + 1.310% Floor 1.310% 03/20/2030	1.528%	4,750,000	4,748,490
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	1.428%	1,643,000	1,636,305
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	699,687
Lendmark Funding Trust(a)
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	7,297,693
Series 2018-2A Class A
04/20/2027	4.230%	1,000,000	1,024,325
Series 2019-1A Class A
12/20/2027	3.000%	4,000,000	4,109,092
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	2,053,042
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	2,037,364	2,110,111
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R2
3-month USD LIBOR + 1.850% Floor 1.850% 01/22/2028	2.066%	3,000,000	2,967,627

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXI Ltd.(a),(b)
Series 2019-21A Class A1AR
3-month USD LIBOR + 1.350% Floor 1.350% 10/15/2032	1.587%	3,500,000	3,504,599
Magnetite CLO Ltd.(a),(b)
Series 2020-26A Class A
3-month USD LIBOR + 1.750% 07/15/2030	1.987%	2,700,000	2,702,516
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	1.318%	1,050,000	1,046,614
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% 11/15/2031	1.932%	20,500,000	20,525,481
Marble Point CLO XIV Ltd.(a),(b)
Series 2018-2A Class A1
3-month USD LIBOR + 1.330% Floor 1.330% 01/20/2032	1.548%	3,490,000	3,479,401
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	1.325%	5,500,000	5,490,007
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,328,411
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	1,013,521
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	2,050,000	2,068,624
Subordinated Series 2017-3A Class C
12/15/2024	4.010%	608,208	608,519
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	1,012,278
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	3,182,363	3,236,659
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	725,906	649,734
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	1.874%	6,600,000	6,429,641
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MidOcean Credit CLO X(a),(b)
Series 2019-10A Class A1
3-month USD LIBOR + 1.390% Floor 1.390% 10/23/2032	1.599%	19,000,000	18,981,038
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	891,334	962,190
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	838,394	883,818
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,552,361	1,639,497
Series 2019-2GS Class A
07/20/2043	3.690%	1,624,604	1,712,092
Mosaic Solar Loan Trust(a)
Series 2019-1A Class A
12/21/2043	4.370%	1,799,592	1,934,716
Series 2020-2A Class A
08/20/2046	1.440%	3,418,100	3,382,736
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	2,128,879	2,203,731
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	942,582	1,010,216
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	1.440%	6,500,000	6,440,044
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	2,280,000	2,309,204
Series 2020-DA Class A
05/15/2069	1.690%	2,247,911	2,274,294
Series 2020-FA Class A
07/15/2069	1.220%	2,153,316	2,164,973
Series 2020-GA Class A
09/16/2069	1.170%	4,046,487	4,065,888
Series 2020-HA Class A
01/15/2069	1.310%	2,060,000	2,069,806
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.769%	5,159,958	5,098,198

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.769%	2,263,190	2,070,837
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.100%	4,210,000	4,215,231
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	2.216%	2,000,000	1,989,240
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	1.087%	6,056,563	6,046,624
Neuberger Berman Loan Advisers CLO 33 Ltd.(a),(b)
Series 2019-33A Class C
3-month USD LIBOR + 2.450% 10/16/2032	2.721%	2,000,000	2,004,212
NextGear Floorplan Master Owner Trust(a)
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,243,130
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	2,515,000	2,569,647
Ocean Trails CLO(a),(b)
Series 2020-8A Class A1
3-month USD LIBOR + 1.950% Floor 1.950% 07/15/2029	2.225%	5,000,000	5,013,980
OCP CLO Ltd.(a),(b)
Series 2020-18A Class C
3-month USD LIBOR + 2.920% 04/20/2030	3.138%	500,000	501,101
Series 2020-19A Class A1
3-month USD LIBOR + 1.750% Floor 1.750% 07/20/2031	2.070%	1,000,000	1,003,681
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	1.538%	5,550,000	5,550,289
Octagon Investment Partners 48 Ltd.(a),(b)
Series 2020-3A Class A
3-month USD LIBOR + 1.500% Floor 1.500% 10/20/2031	1.732%	4,000,000	4,008,136
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Loan Funding Ltd.(a),(b)
Subordinated Series 2019-1A Class A1R2
3-month USD LIBOR + 1.340% Floor 1.340% 11/15/2032	1.561%	4,500,000	4,504,761
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,505,420
Subordinated Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,651,212
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,569,704
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	13,075,000	13,202,790
Series 2020-2A Class A
09/14/2035	1.750%	3,300,000	3,347,485
Subordinated Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	1,012,155
Subordinated Series 2017-1A Class C
09/14/2032	3.350%	800,000	800,791
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	1.466%	13,736,345	13,745,246
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	1.348%	8,000,000	7,983,360
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class B
3-month USD LIBOR + 2.250% Floor 2.250% 04/20/2028	2.468%	2,250,000	2,242,728
Palmer Square Ltd.(a),(b)
Series 2015-2A Class A1R2
3-month USD LIBOR + 1.100% 07/20/2030	1.318%	1,250,000	1,244,823
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	1.441%	6,000,000	5,993,838
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,949,400	3,920,229

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPM CLO Ltd.(a),(b)
Series 2020-4A Class A1
3-month USD LIBOR + 1.420% Floor 1.420% 10/18/2031	1.617%	11,500,000	11,518,262
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,485,000	1,532,089
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	1,310,000	1,397,084
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	850,000	866,539
Series 2020-2 Class B
11/15/2024	0.960%	1,090,000	1,096,374
Series 2020-2 Class D
09/15/2026	2.220%	700,000	713,931
Series 2020-3 Class C
01/15/2026	1.120%	2,500,000	2,497,473
Subordinated Series 2018-2 Class D
02/15/2024	3.880%	2,060,000	2,130,006
Subordinated Series 2018-5 Class C
12/16/2024	3.810%	3,976,366	4,020,885
Subordinated Series 2019-2 Class C
10/15/2024	2.900%	3,320,000	3,403,054
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,814,542
Subordinated Series 2019-3 Class D
10/15/2025	2.680%	2,200,000	2,256,588
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	2,300,000	2,391,066
Subordinated Series 2020-2 Class C
09/15/2025	1.460%	2,250,000	2,273,542
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,894,502
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	2,425,000	2,424,424
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,799,659
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,486,199
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	1,674,114	1,681,611
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	1.407%	10,250,000	10,177,625
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	1.313%	11,000,000	10,891,276
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	322,463	327,518
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	1.513%	25,250,000	25,272,346
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,804,324	1,720,943
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	0.965%	3,442,858	3,331,378
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.415%	1,165,000	1,034,314
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	1.415%	1,165,000	1,063,538
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	2.065%	1,165,000	1,061,668
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.065%	4,060,000	3,887,677
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.315%	5,057,200	4,979,491
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.065%	1,165,000	1,102,671
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	2.065%	1,165,000	1,126,356

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	2.465%	1,165,000	1,145,799
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	2.465%	1,165,000	1,150,432
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.849%	5,781,695	5,485,354
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	0.799%	2,799,781	2,759,722
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	4,000,000	4,030,308
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	2,800,000	2,846,153
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2017-4 Class B
05/26/2026	3.590%	1,325,000	1,351,764
SoFi Consumer Loan Program Trust(a)
Series 2018-2 Class A2
04/26/2027	3.350%	1,644,446	1,649,872
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,177,574
Series 2019-4 Class D
08/25/2028	3.480%	350,000	349,747
Subordinated Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,083,154
Subordinated Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,057,532
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	691,636	701,930
Series 2016-C Class A2B
12/27/2032	2.360%	408,948	414,007
Series 2017-A Class A2B
03/26/2040	2.400%	376,124	379,860
Series 2017-D Class A2FX
09/25/2040	2.650%	867,603	891,387
Series 2017-E Class A2B
11/26/2040	2.720%	160,299	162,439
Series 2018-A Class A2B
02/25/2042	2.950%	306,216	312,655
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,731,994
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,529,983
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,848,168
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,448,701
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.100%	106,581	106,674
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	2,131,672
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,885,750	1,997,513
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	1.285%	6,000,000	5,950,380
Sound Point CLO XXV Ltd.(a),(b)
Series 2019-4A Class A1A
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2033	1.637%	1,490,000	1,491,858
Springleaf Funding Trust(a)
Series 2017-AA Class A
07/15/2030	2.680%	3,068,789	3,073,636
Subordinated Series 2017-AA Class B
07/15/2030	3.100%	600,000	602,588
Sunnova Sol II Issuer LLC(a),(e),(f)
Series 2020-2A Class A
11/01/2055	2.730%	3,000,000	2,999,175
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,903,486	2,144,538
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,739,997	1,832,101
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,623,659
TCW CLO Ltd.(a),(b)
Series 2019-2A Class A1A
3-month USD LIBOR + 1.340% Cap 1.340% 10/20/2032	1.558%	8,000,000	8,009,968

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	1.458%	12,889,376	12,777,690
Tesla Auto Lease Trust(a)
Series 2018-B Class C
10/20/2021	4.360%	1,800,000	1,787,346
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	2.337%	3,350,000	3,282,511
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	1.418%	6,750,000	6,730,999
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	1.518%	10,000,000	9,874,840
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	6,955,000	7,136,585
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	1.837%	9,000,000	8,794,251
Venture XXVIII CLO Ltd.(a),(b)
Series 2017-28A Class A2
3-month USD LIBOR + 1.110% 07/20/2030	1.328%	1,000,000	992,394
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	1.447%	7,469,179	7,461,754
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	1.288%	10,000,000	9,922,530
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	0.385%	7,259,982	6,979,477
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	972,500	1,032,649
Series 2019-1A Class A2I
06/15/2049	3.783%	3,372,375	3,571,594
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class B
10/17/2022	3.260%	4,525,000	4,549,784
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class B
07/15/2025	1.320%	1,840,000	1,859,184
Series 2020-2A Class C
07/15/2025	2.010%	3,080,000	3,136,394
Subordinated Series 2019-2A Class B
07/15/2024	2.620%	6,300,000	6,378,358
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	1,395,000	1,416,713
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	210,000	210,901
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	1,960,000	1,962,999
York CLO Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.500% Floor 1.500% 04/20/2032	2.000%	20,000,000	20,003,980
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	1.308%	10,500,000	10,437,840
York CLO-6 Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.350% 07/22/2032	1.566%	7,000,000	7,002,681
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	1.527%	3,909,182	3,865,145
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	1.187%	5,318,793	5,255,637
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	1.418%	12,613,399	12,449,122
Total Asset-Backed Securities — Non-Agency (Cost $1,187,893,902)			1,196,699,262

Commercial Mortgage-Backed Securities - Agency 1.0%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K028 Class X1
02/25/2023	0.375%	116,388,390	547,002
CMO Series K055 Class X1
03/25/2026	1.496%	2,111,822	130,258
CMO Series K057 Class X1
07/25/2026	1.316%	2,440,430	136,901

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series K059 Class X1
09/25/2026	0.432%	7,269,600	115,959
CMO Series K060 Class X1
10/25/2026	0.194%	26,388,782	134,918
CMO Series K152 Class X1
01/25/2031	1.102%	4,213,929	310,714
CMO Series K718 Class X1
01/25/2022	0.698%	20,793,121	84,568
Series K069 Class X1
09/25/2027	0.491%	38,632,342	902,262
Series K091 Class X1
03/25/2029	0.704%	39,870,814	1,712,009
Series K095 Class X1
06/25/2029	1.082%	75,458,030	5,374,581
Series K728 Class X1
08/25/2024	0.530%	286,188,292	3,599,419
Series K729 Class X1
10/25/2024	0.488%	178,613,323	2,051,606
Series K735 Class X1
05/25/2026	1.095%	12,892,807	597,558
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,683,981
Series K074 Class A2
01/25/2028	3.600%	8,660,000	10,147,235
Series K155 Class A3
04/25/2033	3.750%	6,935,000	8,387,234
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	7,634,239
Series K158 Class A3
10/25/2033	3.900%	4,385,000	5,379,484
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,759,842
01/01/2037	3.610%	4,274,018	5,005,994
11/01/2037	3.210%	6,975,875	8,046,930
04/01/2040	2.455%	3,495,000	3,634,836
Federal National Mortgage Association(d),(g)
Series 2020-M43 Class X1
08/25/2034	2.249%	44,073,621	6,395,347
Government National Mortgage Association(d),(g)
CMO Series 2011-38 Class IO
04/16/2053	0.244%	4,183,176	99,303
CMO Series 2013-162 Class IO
09/16/2046	0.123%	40,019,357	457,497
CMO Series 2014-134 Class IA
01/16/2055	0.438%	18,897,345	274,321
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-101 Class IO
03/16/2052	0.477%	6,430,231	167,590
CMO Series 2015-114
03/15/2057	0.799%	2,576,048	94,680
CMO Series 2015-120 Class IO
03/16/2057	0.738%	11,360,471	407,453
CMO Series 2015-125 Class IB
01/16/2055	1.209%	44,404,223	1,950,305
CMO Series 2015-125 Class IO
07/16/2055	0.814%	27,237,113	928,399
CMO Series 2015-146 Class IC
07/16/2055	0.807%	27,408,732	975,126
CMO Series 2015-171 Class IO
11/16/2055	0.853%	7,911,495	352,947
CMO Series 2015-174 Class IO
11/16/2055	0.921%	37,031,532	1,639,275
CMO Series 2015-21 Class IO
07/16/2056	0.853%	8,125,870	330,779
CMO Series 2015-29 Class EI
09/16/2049	0.726%	14,653,900	511,251
CMO Series 2015-41 Class IO
09/16/2056	0.519%	4,022,025	126,392
CMO Series 2015-6 Class IO
02/16/2051	0.638%	10,768,948	324,979
CMO Series 2015-70 Class IO
12/16/2049	0.814%	12,022,210	425,530
CMO Series 2016-39 Class IO
01/16/2056	0.800%	6,005,855	269,953
Series 2014-101 Class IO
04/16/2056	0.815%	27,284,238	959,303
Series 2016-152 Class IO
08/15/2058	0.829%	17,821,040	1,028,021
Series 2017-168 Class IO
12/16/2059	0.613%	30,657,465	1,578,672
Series 2018-110 Class IA
11/16/2059	0.725%	42,527,627	2,191,270
Series 2018-2 Class IO
12/16/2059	0.731%	13,245,990	740,614
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.490%	440,259	439,770

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
Series 2003-88 Class Z
03/16/2046	5.519%	126,339	136,587
Total Commercial Mortgage-Backed Securities - Agency (Cost $100,373,649)			95,182,894

Commercial Mortgage-Backed Securities - Non-Agency 6.5%

Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1 Class A4
05/15/2053	2.495%	19,000,000	20,193,090
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(g)
Series 2019-BN18 Class XA
05/15/2062	1.048%	60,260,563	3,781,784
BANK(d),(g)
Series 2017-BNK8 Class XA
11/15/2050	0.872%	32,319,688	1,370,568
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,935,905
BBCMS Mortgage Trust(a),(d)
Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,104,935
BBCMS Mortgage Trust(d),(g)
Series 2018-C2 Class XA
12/15/2051	0.935%	61,671,502	3,208,959
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.285%	3,850,000	3,845,364
Subordinated Series 2020-BID Class D
1-month USD LIBOR + 4.630% Floor 4.380% 10/15/2037	4.775%	895,000	893,924
BBCMS Mortgage Trust(a)
Subordinated Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,456,453
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	872,350
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	648,547
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,249,454
Benchmark Mortgage Trust(d),(g)
03/15/2053	1.542%	25,390,368	2,380,367
Series 2019-B10 Class XA
03/15/2062	1.392%	29,994,179	2,363,982
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	16,000,000	18,133,016
Benchmark Mortgage Trust(a)
Series 2020-B17 Class D
03/15/2053	2.250%	1,760,000	1,499,533
Benchmark Mortgage Trust(d)
Series 2020-B20 Class XA
10/15/2053	1.743%	14,606,372	1,684,573
Subordinated Series 2018-B8 Class C
01/15/2052	5.036%	3,000,000	2,995,558
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class D
1-month USD LIBOR + 1.450% Floor 1.450% 10/15/2036	1.591%	2,027,700	2,018,807
Series 2019-XL Class G
1-month USD LIBOR + 2.300% Floor 2.300% 10/15/2036	2.441%	3,156,415	3,115,889
Series 2019-XL Class J
1-month USD LIBOR + 2.650% Floor 2.650% 10/15/2036	2.791%	2,145,413	2,093,728
Series 2020-BXLP Class E
1-month USD LIBOR + 1.600% Floor 1.600% 12/15/2036	1.741%	1,498,628	1,473,289
Series 2020-BXLP Class F
1-month USD LIBOR + 2.000% Floor 2.000% 12/15/2036	2.141%	2,797,440	2,734,378
Series 2020-BXLP Class G
1-month USD LIBOR + 2.500% Floor 2.500% 12/15/2036	2.641%	3,931,402	3,818,151
Subordinated Series 2020-FOX Class F
1-month USD LIBOR + 4.250% Floor 4.250% 11/15/2032	4.400%	4,600,000	4,618,681
Subordinated Series 2020-VKNG Class E
1-month USD LIBOR + 2.100% Floor 2.100% 10/15/2037	2.300%	1,110,000	1,108,660
BX Trust(a),(b)
Series 2019-CALM Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/25/2032	2.141%	3,500,000	3,327,795

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	1,190,551
BXP Trust(a),(d)
Subordinated Series 2017-GM Class D
06/13/2039	3.539%	2,500,000	2,597,029
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,730,309
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class A5
11/15/2052	2.874%	2,100,000	2,301,151
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	17,567,032
Cantor Commercial Real Estate Lending(d),(g)
Series 2019-CF2 Class XA
11/15/2052	1.239%	46,967,409	3,827,957
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	17,772,385
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,576,184
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	21,629,386
CD Mortgage Trust(d),(g)
Series 2019-CD8 Class XA
08/15/2057	1.552%	69,295,620	6,914,920
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,450,295
CFCRE Commercial Mortgage Trust(d),(g)
Series 2016-C4 Class XA
05/10/2058	1.846%	61,346,066	4,321,751
CGDB Commercial Mortgage Trust(a),(b)
Series 2019-MOB Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/15/2036	2.148%	3,790,000	3,575,602
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,998,924
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	4,473,537
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	10,969,063
Series 2019-GC43 Class A4
11/10/2052	3.038%	2,050,000	2,293,116
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust(a)
Series 2020-555 Class A
12/10/2041	2.647%	14,926,000	15,753,827
Subordinated Series 2016-C2 Class E
08/10/2049	4.594%	2,420,000	1,462,597
Citigroup Commercial Mortgage Trust(d)
Subordinated Series 2016-P5 Class C
10/10/2049	4.461%	2,610,000	2,493,053
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated Series 2018-C6 Class D
11/10/2051	5.235%	1,240,000	1,162,128
CityLine Commercial Mortgage Trust(a),(d)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,640,267
Subordinated Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,339,419
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,455,847
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,436,463	1,514,123
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class F
02/10/2037	3.754%	2,513,000	2,109,429
Subordinated Series 2013-CR10 Class E
08/10/2046	4.789%	1,220,000	1,047,520
Subordinated Series 2013-CR7 Class D
03/10/2046	4.394%	8,575,000	7,676,128
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,893,000	3,353,332
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,651,784	2,877,008
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,260,405
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,452,838
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,904,739
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	855,700
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	906,844
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	3,051,405

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	9,085,919
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	5,355,708
Commercial Mortgage Trust(d)
Series 2013-CR9 Class A4
07/10/2045	4.361%	2,427,625	2,613,990
Commercial Mortgage Trust(a),(d)
Series 2016-667M Class C
10/10/2036	3.179%	6,770,000	6,746,386
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	1,260,485	1,274,427
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class F
1-month USD LIBOR + 2.650% Floor 2.650% 05/15/2036	2.791%	3,530,000	3,477,044
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,058,028
CSAIL Commercial Mortgage Trust(d)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,653,740
CSAIL Commercial Mortgage Trust
Series 2018-CX11 Class A5
04/15/2051	4.033%	5,940,000	6,815,949
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,698,222
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	1.841%	2,784,417	2,763,551
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	2.141%	10,952,039	10,788,064
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,000,000	2,999,338
DBJPM Mortgage Trust(d),(g)
Series 2020-C9 Class XA
09/15/2053	1.832%	46,477,325	5,184,369
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,994,096
DBUBS Mortgage Trust(a),(d)
Subordinated Series 2011-LC2A Class E
07/10/2044	5.487%	1,900,000	1,566,986
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	3.805%	3,300,000	2,431,141
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	1,968,124
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,921,789
Fontainebleau Miami Beach Trust(a)
Series 2019-FBLU Class F
12/10/2036	4.095%	1,240,000	1,160,811
GS Mortgage Securities Trust(a),(d)
Series 2013-PEMB Class A
03/05/2033	3.668%	830,000	808,052
Subordinated Series 2019-GC40 Class DBD
07/10/2052	3.668%	4,090,000	3,869,639
Subordinated Series 2019-GC40 Class DBE
07/10/2052	3.668%	3,132,000	2,846,445
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,785,126
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,945,246
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	22,102,052
Series 2019-GC38 Class A4
02/10/2052	3.968%	1,780,000	2,096,996
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,240,000	3,616,719
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	2,008,322
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,416,557
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,466,838
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,241,068
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,756,132
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,697,198

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-C26 Class A3
01/15/2048	3.231%	334,637	355,898
JPMBB Commercial Mortgage Securities Trust(a),(d)
Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,316,371
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 Class A5
03/10/2052	4.029%	3,870,000	4,597,250
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	9,176,720
Series 2019-COR6 Class A4
11/13/2052	3.057%	6,110,000	6,849,384
Subordinated Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	8,248,506
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,159,438
Series 2016-NINE Class A
09/06/2038	2.949%	3,235,000	3,449,017
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.991%	3,937,120	4,221,076
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,391,668
JPMorgan Chase Commercial Mortgage Securities Trust(d)
Subordinated Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,090,351
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,986,686
LSTAR Commercial Mortgage Trust(a),(d)
Series 2015-3 Class D
04/20/2048	3.335%	2,000,000	1,881,596
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	850,269
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,850,000	3,023,536
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	2,028,348
Series 2015-C21 Class A3
03/15/2048	3.077%	502,394	536,548
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,056,291
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust(a),(d)
Subordinated Series 2013-C13 Class E
11/15/2046	5.062%	1,000,000	675,773
Morgan Stanley Bank of America Merrill Lynch Trust(a)
Subordinated Series 2014-C18 Class D
10/15/2047	3.389%	5,670,000	3,990,694
Morgan Stanley Bank of America Merrill Lynch Trust(d)
Subordinated Series 2017-C34 Class C
11/15/2052	4.324%	2,840,000	2,815,010
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,998,190
Series 2019-H6 Class A4
06/15/2052	3.417%	2,324,000	2,618,824
Morgan Stanley Capital I Trust(a),(d)
Subordinated Series 2016-BNK2 Class E
11/15/2049	4.032%	1,870,000	1,125,132
Morgan Stanley Capital I Trust(d)
Subordinated Series 2017-HR2 Class C
12/15/2050	4.365%	520,000	550,526
MRCD Mortgage Trust(a)
Series 2019-PARK Class E
12/15/2036	2.718%	1,850,000	1,806,034
Series 2019-PARK Class F
12/15/2036	2.718%	867,000	829,858
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,300,000	2,402,841
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	4,865,794
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	210,859
Subordinated Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	3,726,559
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	1,180,000	1,226,878
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,498,896
SG Commercial Mortgage Securities Trust(a),(d)
Series 2020-COVE Class E
03/15/2037	3.852%	6,680,000	6,693,123
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	1.611%	2,461,743	1,781,810

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	6,457,973
Series 2019-C17 Class A4
10/15/2052	2.921%	2,190,000	2,397,658
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,673,701
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,856,898
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	2,025,615
UBS-Barclays Commercial Mortgage Trust(a),(d)
Series 2012-C4 Class E
12/10/2045	4.619%	2,270,000	1,071,411
Subordinated Series 2012-C4 Class D
12/10/2045	4.619%	1,330,000	740,417
Subordinated Series 2013-C5 Class C
03/10/2046	4.234%	5,000,000	4,751,627
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	2,078,785
Series 2018-C44 Class A5
05/15/2051	4.212%	2,700,000	3,165,472
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	23,323,582
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	793,614	809,028
WF-RBS Commercial Mortgage Trust(a),(d)
Subordinated Series 2014-LC14 Class D
03/15/2047	4.586%	4,350,000	3,770,382
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $615,200,438)			629,805,916

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
AMC Entertainment Holdings, Inc., Class A	9,509	40,603
Total Communication Services		40,603
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(f),(h)	1,728	26
Total Energy		26
Total Common Stocks (Cost $7,496)		40,629

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(i)
Subordinated
12/30/2049	7.000%	15,770	3,154
Total Convertible Bonds (Cost $1,161)			3,154

Corporate Bonds & Notes 34.7%

Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,619,566
BAE Systems PLC(a)
04/15/2030	3.400%	1,080,000	1,222,675
Boeing Co. (The)
05/01/2025	4.875%	608,000	678,645
02/01/2028	3.250%	1,004,000	1,048,951
02/01/2031	3.625%	9,209,000	9,782,982
11/01/2048	3.850%	302,000	298,257
05/01/2050	5.805%	332,000	438,312
08/01/2059	3.950%	3,500,000	3,546,490
Bombardier, Inc.(a)
12/01/2021	8.750%	930,000	953,867
12/01/2024	7.500%	2,850,000	2,548,790
03/15/2025	7.500%	3,275,000	2,823,880
04/15/2027	7.875%	2,575,000	2,194,746
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	826,995
General Dynamics Corp.
04/01/2040	4.250%	1,917,000	2,512,905
Lockheed Martin Corp.
12/15/2042	4.070%	365,000	473,456
06/15/2050	2.800%	656,000	715,776
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	552,003
05/01/2050	5.250%	595,000	898,320
Raytheon Technologies Corp.(a)
03/15/2027	3.500%	1,341,000	1,525,736

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textron, Inc.
03/01/2024	4.300%	690,000	750,812
03/01/2025	3.875%	300,000	328,976
TransDigm, Inc.
05/15/2025	6.500%	175,000	179,507
United Technologies Corp.
08/16/2023	3.650%	51,000	55,010
05/01/2035	5.400%	128,000	177,141
07/15/2038	6.125%	120,000	181,386
11/16/2038	4.450%	128,000	163,176
06/01/2042	4.500%	1,752,000	2,315,593
05/04/2047	4.050%	560,000	699,343
Total			39,513,296
Airlines 0.3%
Alaska Airlines Pass-Through Trust(a)
Series 2020-1 Class A
02/15/2029	4.800%	1,048,000	1,133,328
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	862,784	825,935
British Airways Pass-Through Trust(a)
Series 2020-1A
11/15/2032	4.250%	606,000	635,140
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	2,005,070	1,984,708
10/29/2024	4.000%	1,625,811	1,596,422
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,209,495	2,189,105
06/10/2028	2.000%	6,750,000	6,686,540
06/10/2028	2.500%	1,242,000	1,132,051
Delta Air Lines, Inc.
10/28/2024	2.900%	3,115,000	2,984,597
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	370,000	391,249
10/20/2028	4.750%	345,000	371,235
Southwest Airlines Co.
06/15/2027	5.125%	5,245,000	6,093,566
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	414,803	374,025
06/03/2025	4.625%	2,469,901	2,051,801
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	2,649,675	2,595,558
Total			31,045,260
Apartment REIT 0.1%
AvalonBay Communities, Inc.
01/15/2031	2.450%	550,000	589,120
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camden Property Trust
05/15/2030	2.800%	337,000	370,175
ERP Operating LP
02/15/2030	2.500%	624,000	668,431
Essex Portfolio LP
05/01/2023	3.250%	514,000	541,737
01/15/2030	3.000%	1,235,000	1,351,046
03/15/2032	2.650%	595,000	632,467
UDR, Inc.
08/15/2031	3.000%	1,724,000	1,890,618
08/01/2032	2.100%	746,000	753,611
Total			6,797,205
Automotive 1.3%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,722,216
Allison Transmission. Inc.(a)
01/30/2031	3.750%	1,165,000	1,172,882
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,250,000	2,313,942
04/01/2027	6.500%	900,000	941,122
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,590,689
09/10/2024	2.150%	1,250,000	1,319,175
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	0.634%	1,030,000	1,031,002
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,383,133
04/12/2023	3.450%	1,623,000	1,726,647
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	147,644
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,793,242
Cummins, Inc.
09/01/2050	2.600%	350,000	359,616
Daimler Finance North America LLC(a)
02/12/2021	2.300%	1,126,000	1,129,996
05/04/2021	3.350%	3,555,000	3,597,578
03/10/2025	2.125%	1,275,000	1,331,158
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.121%	2,000,000	2,012,386
Dana, Inc.
11/15/2027	5.375%	685,000	728,565
06/15/2028	5.625%	1,425,000	1,535,825
Ford Motor Co.
02/01/2029	6.375%	740,000	809,082

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
02/01/2021	5.750%	2,435,000	2,447,771
03/18/2021	3.336%	745,000	746,926
10/12/2021	3.813%	1,605,000	1,624,709
01/07/2022	5.596%	1,535,000	1,583,674
03/28/2022	3.339%	503,000	508,600
08/03/2022	2.979%	5,095,000	5,109,241
11/01/2022	3.350%	6,065,000	6,145,153
01/09/2024	3.810%	2,585,000	2,644,589
08/17/2027	4.125%	1,275,000	1,314,939
05/03/2029	5.113%	1,040,000	1,125,579
11/13/2030	4.000%	300,000	303,122
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	1.104%	3,610,000	3,549,984
3-month USD LIBOR + 1.270% 03/28/2022	1.503%	1,000,000	986,036
3-month USD LIBOR + 1.080% 08/03/2022	1.296%	880,000	852,143
General Motors Co.
10/01/2025	6.125%	549,000	661,474
10/01/2027	6.800%	1,850,000	2,380,077
04/01/2038	5.150%	1,550,000	1,848,627
10/02/2043	6.250%	750,000	1,010,865
04/01/2045	5.200%	1,500,000	1,820,096
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	1.080%	3,690,000	3,692,660
General Motors Financial Co., Inc.
04/09/2021	3.550%	7,235,000	7,302,777
07/06/2021	3.200%	1,950,000	1,974,179
09/25/2021	4.375%	3,155,000	3,244,884
11/06/2021	4.200%	820,000	845,952
04/10/2022	3.450%	570,000	587,486
06/30/2022	3.150%	995,000	1,027,837
07/08/2022	3.550%	1,000,000	1,044,307
03/20/2023	5.200%	590,000	646,924
07/13/2025	4.300%	1,060,000	1,182,698
03/01/2026	5.250%	2,345,000	2,740,523
06/21/2030	3.600%	1,710,000	1,905,805
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	553,953
06/08/2025	3.350%	2,260,000	2,426,537
Hyundai Capital America(a)
11/02/2026	3.500%	3,680,000	4,010,243
02/10/2027	3.000%	2,935,000	3,107,000
IHO Verwaltungs GmbH(a),(i)
09/15/2026	4.750%	2,925,000	3,016,744
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,204,036
Nissan Motor Co., Ltd.(a)
09/17/2025	3.522%	1,134,000	1,182,538
09/17/2027	4.345%	5,875,000	6,296,848
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toyota Motor Credit Corp.
08/13/2027	1.150%	3,161,000	3,156,665
02/13/2030	2.150%	750,000	800,808
Volkswagen Group of America Finance LLC(a)
11/12/2021	4.000%	2,965,000	3,063,529
05/13/2025	3.350%	1,685,000	1,849,287
11/24/2025	1.250%	6,520,000	6,528,368
Total			128,702,093
Banking 8.2%
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	777,000	891,737
Ally Financial, Inc.
10/02/2023	1.450%	5,270,000	5,372,204
ANZ New Zealand International Ltd.(a)
02/13/2023	1.900%	6,235,000	6,428,586
Banco Bilbao Vizcaya Argentaria SA
09/18/2023	0.875%	9,800,000	9,845,595
Banco Bradesco SA(a)
01/27/2025	3.200%	1,150,000	1,181,671
Banco de Bogota SA(a)
Subordinated
05/12/2026	6.250%	1,050,000	1,184,006
Banco Santander SA(a)
11/09/2022	4.125%	150,000	158,354
Banco Santander SA
02/23/2023	3.125%	800,000	842,404
04/12/2023	3.848%	2,000,000	2,143,909
05/28/2025	2.746%	1,000,000	1,064,029
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	1.344%	1,400,000	1,409,610
Bancolombia SA
01/29/2025	3.000%	1,075,000	1,109,158
Bangkok Bank PCL(a),(j)
12/31/2049	5.000%	1,750,000	1,778,091
Bank of America Corp.
01/11/2023	3.300%	2,000,000	2,121,169
01/22/2024	4.125%	3,000,000	3,318,097
Subordinated
01/22/2025	4.000%	795,000	890,072
04/21/2025	3.950%	2,500,000	2,805,130
03/03/2026	4.450%	2,000,000	2,333,785
Bank of America Corp.(j)
12/20/2023	3.004%	1,294,000	1,359,010
03/05/2024	3.550%	6,318,000	6,730,412
03/15/2025	3.458%	2,000,000	2,170,277
03/05/2029	3.970%	724,000	841,897
02/13/2031	2.496%	5,027,000	5,308,303

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/29/2031	2.592%	3,012,000	3,206,602
07/23/2031	1.898%	1,000,000	1,007,506
04/23/2040	4.078%	2,365,000	2,915,747
06/19/2041	2.676%	3,823,000	3,985,209
03/15/2050	4.330%	1,500,000	1,985,298
03/20/2051	4.083%	2,795,000	3,567,860
10/24/2051	2.831%	5,010,000	5,263,596
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,603,334
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	4,124,591
Bank of Montreal
05/01/2025	1.850%	1,135,000	1,189,103
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	1,068,000	1,209,317
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,048,648
08/16/2023	2.200%	3,185,000	3,331,363
04/24/2025	1.600%	3,885,000	4,047,194
Bank of New York Mellon Corp. (The)(j)
12/30/2049	3.700%	955,000	978,159
Bank of New Zealand(a)
02/21/2025	2.000%	4,510,000	4,738,281
Bank of Nova Scotia (The)
04/20/2021	3.125%	1,000,000	1,010,960
05/01/2023	1.625%	8,550,000	8,796,256
06/11/2025	1.300%	4,195,000	4,286,711
Subordinated
12/16/2025	4.500%	1,500,000	1,733,783
Bank of Nova Scotia (The)(j)
12/31/2049	4.900%	1,130,000	1,212,696
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,453,231
02/27/2024	0.650%	1,212,000	1,212,993
11/21/2024	2.375%	5,255,000	5,572,604
Barclays PLC
01/10/2023	3.684%	4,045,000	4,175,732
03/16/2025	3.650%	270,000	296,025
01/10/2047	4.950%	1,350,000	1,814,575
Subordinated
05/09/2028	4.836%	995,000	1,128,393
Barclays PLC(j)
02/15/2023	4.610%	4,955,000	5,183,862
05/07/2025	3.932%	3,347,000	3,640,670
Subordinated
09/23/2035	3.564%	902,000	940,903
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB&T Corp.
06/20/2022	3.050%	3,365,000	3,498,176
08/01/2024	2.500%	2,450,000	2,610,512
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	952,049
01/09/2025	3.375%	1,235,000	1,347,841
08/14/2028	4.400%	345,000	408,513
BNP Paribas SA(a),(j)
11/19/2025	2.819%	8,105,000	8,614,714
06/09/2026	2.219%	11,048,000	11,509,615
09/30/2028	1.904%	3,535,000	3,584,684
01/13/2031	3.052%	1,075,000	1,165,984
Subordinated
08/12/2035	2.588%	628,000	632,389
BPCE SA(a)
01/11/2028	3.250%	460,000	511,312
10/01/2029	2.700%	2,350,000	2,537,501
Subordinated
10/22/2023	5.700%	545,000	614,467
07/11/2024	4.625%	4,200,000	4,673,815
07/21/2024	5.150%	3,578,000	4,049,797
Canadian Imperial Bank of Commerce(j)
07/22/2023	2.606%	2,317,000	2,399,677
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	283,000	306,052
01/28/2025	2.250%	3,235,000	3,429,702
Capital One Financial Corp.
04/30/2021	3.450%	10,575,000	10,682,087
03/09/2027	3.750%	1,895,000	2,159,897
05/11/2027	3.650%	499,000	567,132
Citibank NA
07/23/2021	3.400%	995,000	1,012,370
Citibank NA(j)
05/20/2022	2.844%	3,380,000	3,419,014
Citigroup, Inc.(j)
07/24/2023	2.876%	4,564,000	4,738,662
05/15/2024	1.678%	656,000	673,740
04/08/2026	3.106%	4,210,000	4,571,637
01/29/2031	2.666%	5,550,000	5,962,654
06/03/2031	2.572%	5,522,000	5,875,323
12/31/2049	4.700%	10,225,000	10,451,970
12/31/2049	5.000%	1,100,000	1,144,208
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,454,605
10/21/2026	3.200%	2,115,000	2,346,083
07/23/2048	4.650%	2,295,000	3,185,375
Subordinated
06/10/2025	4.400%	4,250,000	4,861,935
09/13/2025	5.500%	1,500,000	1,804,570
05/18/2046	4.750%	395,000	523,242

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citizens Financial Group, Inc.
04/30/2030	3.250%	1,035,000	1,162,988
Comerica Bank
07/23/2024	2.500%	3,995,000	4,253,880
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,435,808
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	508,431
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,810,260
12/01/2023	4.625%	600,000	668,362
Subordinated
11/09/2022	3.950%	424,000	450,941
08/04/2025	4.375%	1,506,000	1,719,162
Cooperatieve Rabobank UA(a),(j)
06/24/2026	1.339%	970,000	984,638
09/24/2026	1.004%	920,000	920,863
Credit Agricole SA(a)
04/24/2023	3.750%	5,105,000	5,495,189
Credit Agricole SA(a),(j)
06/16/2026	1.907%	5,925,000	6,120,326
Credit Suisse Group AG
05/05/2023	1.000%	893,000	904,964
Credit Suisse Group AG(a),(j)
12/14/2023	2.997%	6,707,000	7,010,811
06/05/2026	2.193%	8,997,000	9,361,386
01/12/2029	3.869%	638,000	722,164
04/01/2031	4.194%	775,000	913,439
Credit Suisse Group AG(a)
Subordinated
08/08/2023	6.500%	1,030,000	1,166,308
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	750,000	793,421
06/09/2023	3.800%	4,890,000	5,266,401
Danske Bank A/S(a)
01/12/2022	5.000%	2,000,000	2,092,877
09/12/2023	3.875%	3,995,000	4,307,266
Danske Bank A/S(a),(j)
12/20/2025	3.244%	380,000	405,235
09/11/2026	1.621%	1,245,000	1,245,115
Deutsche Bank AG
01/22/2021	3.150%	2,705,000	2,714,022
05/12/2021	3.375%	1,988,000	2,007,661
02/14/2022	5.000%	6,300,000	6,588,668
Deutsche Bank AG(j)
11/26/2025	3.961%	2,920,000	3,159,073
11/24/2026	2.129%	3,440,000	3,480,612
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG/New York(j)
09/18/2031	3.547%	3,047,000	3,274,541
Discover Bank
08/08/2023	4.200%	4,000,000	4,378,525
03/13/2026	4.250%	789,000	907,256
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,868,823
11/21/2022	3.850%	1,000,000	1,065,425
DNB Bank ASA(a)
12/02/2022	2.150%	1,545,000	1,600,324
DNB Bank ASA(a),(j)
09/16/2026	1.127%	7,020,000	7,073,419
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	1,983,000	2,079,911
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,645,767
Global Bank Corp.(a),(j)
04/16/2029	5.250%	400,000	433,564
Goldman Sachs Group, Inc. (The)(j)
10/31/2022	2.876%	3,005,000	3,071,567
09/29/2025	3.272%	1,160,000	1,264,212
06/05/2028	3.691%	1,145,000	1,310,310
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	0.963%	1,402,000	1,413,037
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	2,855,000	3,259,718
Subordinated
10/21/2025	4.250%	1,344,000	1,542,493
05/22/2045	5.150%	2,410,000	3,368,017
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,873,598
03/31/2030	4.950%	390,000	486,099
HSBC Holdings PLC(j)
04/18/2026	1.645%	604,000	612,859
06/04/2026	2.099%	1,379,000	1,423,365
05/24/2027	1.589%	927,000	934,251
03/13/2028	4.041%	1,150,000	1,305,074
09/22/2028	2.013%	8,035,000	8,162,975
05/22/2030	3.973%	1,243,000	1,425,229
08/18/2031	2.357%	685,000	702,851
Junior Subordinated
12/31/2049	6.000%	877,000	948,955
Subordinated
11/07/2025	2.633%	1,148,000	1,211,618
ING Groep NV
04/09/2024	3.550%	1,512,000	1,651,367
Itaú Unibanco Holding SA(a)
01/24/2025	3.250%	650,000	671,064

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(j)
04/01/2023	3.207%	4,190,000	4,344,510
04/23/2024	3.559%	6,540,000	7,008,110
06/01/2024	1.514%	7,975,000	8,165,335
07/23/2024	3.797%	675,000	731,600
01/23/2029	3.509%	13,570,000	15,397,718
04/23/2029	4.005%	3,180,000	3,722,712
04/22/2031	2.522%	200,000	213,719
11/19/2041	2.525%	10,948,000	11,192,712
11/15/2048	3.964%	3,090,000	3,938,756
12/31/2049	4.000%	4,500,000	4,493,330
12/31/2049	4.600%	4,778,000	4,856,188
12/31/2049	5.000%	1,933,000	2,021,867
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,412,500
Subordinated
05/13/2031	2.956%	2,340,000	2,551,631
JPMorgan Chase & Co.
07/15/2025	3.900%	4,000,000	4,529,979
Subordinated
05/01/2023	3.375%	1,000,000	1,067,690
09/10/2024	3.875%	8,940,000	9,964,775
JPMorgan Chase & Co.(b)
Junior Subordinated
3-month USD LIBOR + 3.800% 12/31/2049	4.014%	5,905,000	5,885,870
KeyCorp.
04/06/2027	2.250%	3,085,000	3,287,436
Kookmin Bank(a)
Subordinated
11/04/2030	2.500%	550,000	564,910
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	3,204,477
03/12/2024	3.900%	2,600,000	2,848,073
03/22/2028	4.375%	1,975,000	2,342,477
Subordinated
11/04/2024	4.500%	5,560,000	6,184,614
Lloyds Banking Group PLC(j)
11/07/2023	2.907%	4,473,000	4,665,820
02/05/2026	2.438%	695,000	731,485
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	2,968,000	3,219,085
02/25/2025	2.193%	2,000,000	2,107,168
07/17/2025	1.412%	1,684,000	1,721,515
09/13/2026	2.757%	255,000	278,621
Mizuho Financial Group, Inc.(j)
07/10/2024	1.241%	1,250,000	1,267,096
09/11/2024	3.922%	2,668,000	2,906,884
05/25/2026	2.226%	797,000	835,146
Mizuho Financial Group, Inc.(a)
04/12/2026	3.477%	225,000	252,570
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley
10/23/2024	3.700%	5,500,000	6,115,466
07/23/2025	4.000%	1,725,000	1,973,874
01/27/2026	3.875%	4,415,000	5,048,396
Morgan Stanley(j)
04/28/2026	2.188%	860,000	907,053
07/22/2028	3.591%	7,245,000	8,255,786
01/24/2029	3.772%	4,315,000	4,988,832
01/23/2030	4.431%	2,885,000	3,507,014
04/01/2031	3.622%	200,000	232,691
04/22/2039	4.457%	310,000	405,789
Morgan Stanley(b)
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	3.847%	5,000,000	4,965,763
National Australia Bank Ltd.
11/04/2021	3.700%	2,745,000	2,832,193
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,170,000	1,176,008
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	925,000	1,035,165
Nationwide Building Society(a)
01/27/2023	2.000%	611,000	630,748
Nationwide Building Society(a),(j)
04/26/2023	3.622%	1,540,000	1,601,734
03/08/2024	3.766%	2,750,000	2,921,628
08/01/2024	4.363%	4,595,000	4,997,309
07/18/2030	3.960%	870,000	1,006,725
NatWest Group PLC(j)
06/25/2024	4.519%	962,000	1,048,471
Subordinated
11/28/2035	3.032%	895,000	902,935
NatWest Markets PLC(a)
09/29/2022	3.625%	3,020,000	3,184,790
Northern Trust Corp.
05/01/2030	1.950%	928,000	975,984
Northern Trust Corp.(j)
Junior Subordinated
05/08/2032	3.375%	1,345,000	1,471,615
Oversea-Chinese Banking Corp., Ltd.(a),(j)
Subordinated
09/10/2030	1.832%	535,000	538,941
PNC Bank NA
04/29/2021	2.150%	2,050,000	2,062,728
Royal Bank of Canada
06/10/2025	1.150%	8,890,000	9,066,520

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	2,105,000	2,279,758
Royal Bank of Scotland Group PLC(j)
05/22/2028	3.073%	3,681,000	3,978,117
Santander Holdings USA, Inc.
06/02/2025	3.450%	4,110,000	4,455,030
10/05/2026	3.244%	3,035,000	3,284,785
Santander UK Group Holdings PLC
08/05/2021	2.875%	1,675,000	1,702,472
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	4,777,000	5,347,741
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	0.845%	3,415,000	3,423,286
Santander UK PLC
06/18/2024	2.875%	4,250,000	4,565,036
Skandinaviska Enskilda Banken AB(a)
09/02/2025	0.850%	1,410,000	1,414,861
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,491,157
01/22/2025	2.625%	3,710,000	3,891,724
07/08/2025	1.375%	3,095,000	3,156,243
Standard Chartered PLC(a),(j)
05/21/2025	3.785%	3,340,000	3,612,614
01/30/2026	2.819%	5,220,000	5,502,021
Subordinated
02/18/2036	3.265%	6,855,000	6,953,547
State Street Corp.(j)
03/30/2026	2.901%	1,880,000	2,044,830
11/01/2034	3.031%	746,000	818,651
Sumitomo Mitsui Financial Group, Inc.
07/12/2022	2.784%	1,720,000	1,786,292
09/27/2024	2.448%	745,000	790,222
Subordinated
09/23/2030	2.142%	1,164,000	1,170,315
Sumitomo Mitsui Trust Bank Ltd.(a)
09/12/2025	1.050%	829,000	833,617
Toronto-Dominion Bank (The)
03/11/2024	3.250%	1,366,000	1,481,256
09/11/2025	0.750%	6,645,000	6,643,411
Truist Bank
Subordinated
03/11/2030	2.250%	1,265,000	1,329,137
Truist Financial Corp.
08/03/2027	1.125%	5,057,000	5,048,412
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Truist Financial Corp.(j)
12/30/2049	4.800%	408,000	426,435
12/31/2049	4.950%	645,000	706,387
12/31/2049	5.100%	852,000	961,780
U.S. Bancorp(j)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,324,714
UBS AG(a)
04/21/2022	1.750%	8,550,000	8,705,575
UBS Group AG(a),(j)
07/30/2024	1.008%	990,000	997,405
01/30/2027	1.364%	912,000	919,227
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,813,182
UBS Group Funding Switzerland AG(a),(j)
08/15/2023	2.859%	2,083,000	2,162,007
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,237,598
UniCredit SpA(a),(j)
09/22/2026	2.569%	5,195,000	5,285,937
US Bancorp
05/12/2025	1.450%	8,680,000	8,959,837
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,716,059
12/07/2046	4.750%	360,000	478,132
Subordinated
08/15/2023	4.125%	4,000,000	4,366,848
Wells Fargo & Co.(j)
06/02/2024	1.654%	2,215,000	2,266,972
10/30/2025	2.406%	1,260,000	1,326,873
04/30/2026	2.188%	2,185,000	2,288,634
05/22/2028	3.584%	1,700,000	1,921,026
06/02/2028	2.393%	11,530,000	12,166,877
10/30/2030	2.879%	2,140,000	2,320,173
02/11/2031	2.572%	6,775,000	7,196,420
04/30/2041	3.068%	8,307,000	9,047,835
04/04/2051	5.013%	3,270,000	4,665,816
Wells Fargo Bank NA(j)
09/09/2022	2.082%	1,290,000	1,306,517
Westpac Banking Corp.
02/19/2025	2.350%	620,000	663,186
Subordinated
11/16/2040	2.963%	1,057,000	1,137,346
Total			797,010,367
Brokerage/Asset Managers/Exchanges 0.4%
Brookfield Finance LLC
04/15/2050	3.450%	1,250,000	1,344,557

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,161,332
04/15/2030	4.350%	342,000	413,854
Charles Schwab Corp. (The)(j)
12/31/2049	5.375%	6,296,000	7,040,622
Franklin Resources, Inc.
10/30/2030	1.600%	690,000	681,969
Intercontinental Exchange, Inc.
09/15/2040	2.650%	804,000	835,647
06/15/2050	3.000%	2,965,000	3,206,724
Jefferies Group LLC
01/20/2023	5.125%	5,000,000	5,474,802
01/20/2043	6.500%	600,000	810,381
KKR Group Finance Co. VII LLC(a)
02/25/2050	3.625%	3,940,000	4,325,904
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,187,327
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	1,331,000	1,361,927
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	2,405,669
Stifel Financial Corp.
12/01/2020	3.500%	980,000	980,068
05/15/2030	4.000%	3,755,000	4,184,379
Total			35,415,162
Building Materials 0.2%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	2,305,000	2,485,799
Cemex SAB de CV(a)
09/17/2030	5.200%	1,050,000	1,145,386
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	3,574,602
Standard Industries, Inc.(a)
07/15/2030	4.375%	1,845,000	1,950,011
01/15/2031	3.375%	1,190,000	1,194,282
Stanley Black & Decker, Inc.
11/15/2050	2.750%	5,015,000	5,264,883
Summit Materials LLC/Finance Corp.(a)
06/01/2025	5.125%	1,035,000	1,053,675
01/15/2029	5.250%	935,000	977,762
U.S. Concrete, Inc.
06/01/2024	6.375%	974,000	1,005,857
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	3,241,910
Total			21,894,167
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	2,700,000	2,795,249
05/01/2027	5.875%	2,600,000	2,713,265
06/01/2029	5.375%	125,000	136,597
08/15/2030	4.500%	3,116,000	3,282,923
02/01/2031	4.250%	670,000	694,886
05/01/2032	4.500%	1,404,000	1,482,723
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,183,016
07/23/2025	4.908%	988,000	1,142,625
10/23/2035	6.384%	1,775,000	2,471,373
10/23/2045	6.484%	4,170,000	5,975,602
03/01/2050	4.800%	2,330,000	2,789,892
Charter Communications Operating LLC/Capital(k)
04/01/2051	3.700%	3,477,000	3,634,354
Comcast Corp.
10/15/2025	3.950%	3,212,000	3,683,122
02/01/2030	2.650%	750,000	819,901
01/15/2031	1.950%	1,193,000	1,228,717
03/01/2048	4.000%	2,000,000	2,531,964
11/01/2049	3.999%	2,000,000	2,559,090
02/01/2050	3.450%	1,900,000	2,237,067
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	526,421
08/15/2024	3.150%	2,265,000	2,446,601
CSC Holdings LLC(a)
05/15/2026	5.500%	809,000	842,501
04/15/2027	5.500%	3,550,000	3,741,951
02/01/2028	5.375%	1,193,000	1,267,328
04/01/2028	7.500%	300,000	334,411
01/15/2030	5.750%	2,250,000	2,436,119
DISH DBS Corp.
11/15/2024	5.875%	1,180,000	1,254,870
07/01/2026	7.750%	2,039,000	2,327,568
Intelsat Jackson Holdings SA(l)
08/01/2023	0.000%	1,250,000	843,583
Intelsat Jackson Holdings SA(a),(l)
10/15/2024	0.000%	832,000	586,799
07/15/2025	0.000%	3,783,000	2,671,455
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,725,000	1,892,799
Time Warner Cable LLC
09/01/2021	4.000%	1,500,000	1,524,849
07/01/2038	7.300%	215,000	315,651
09/01/2041	5.500%	5,371,000	6,833,061
Viasat, Inc.(a)
04/15/2027	5.625%	2,065,000	2,172,849
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,895,251

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	244,000	255,159
05/15/2029	5.500%	2,000,000	2,171,080
Total			79,702,672
Chemicals 0.6%
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	1,059,000	1,079,007
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	403,904
Cabot Corp.
07/01/2029	4.000%	2,710,000	2,877,546
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	107,641
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,777,453
06/01/2043	4.950%	1,700,000	2,117,999
Dow Chemical Co. (The)
11/15/2030	2.100%	1,166,000	1,189,808
10/01/2034	4.250%	1,281,000	1,535,583
11/15/2042	4.375%	313,000	382,046
11/30/2048	5.550%	443,000	632,673
11/15/2050	3.600%	1,148,000	1,274,783
DuPont de Nemours, Inc.
05/01/2023	2.169%	2,900,000	2,947,676
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	3,177,112
Element Solutions, Inc.(a)
09/01/2028	3.875%	2,325,000	2,369,350
FMC Corp.
10/01/2049	4.500%	340,000	435,910
Ingevity Corp.(a)
11/01/2028	3.875%	1,445,000	1,472,556
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,305,000	4,415,068
LYB International Finance III LLC
05/01/2050	4.200%	2,125,000	2,467,382
04/01/2051	3.625%	2,050,000	2,216,849
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	2,042,048
Mosaic Co. (The)
11/15/2033	5.450%	1,475,000	1,821,617
11/15/2043	5.625%	985,000	1,267,180
Nutrien Ltd.
05/13/2030	2.950%	493,000	542,101
05/13/2050	3.950%	426,000	510,994
Nutrition & Biosciences, Inc.(a)
11/01/2030	2.300%	1,815,000	1,867,451
12/01/2050	3.468%	4,760,000	5,205,153
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OCI NV(a)
10/15/2025	4.625%	2,350,000	2,451,403
PPG Industries, Inc.
06/15/2030	2.550%	290,000	312,584
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,828,535
TPC Group, Inc.(a)
08/01/2024	10.500%	1,000,000	799,979
WR Grace & Co.(a)
06/15/2027	4.875%	2,050,000	2,160,030
Total			57,689,421
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	4,655,000	4,720,428
12/07/2023	3.650%	4,530,000	4,969,757
11/13/2025	0.800%	9,890,000	9,937,854
H&E Equipment Services, Inc.
09/01/2025	5.625%	5,000,000	5,223,477
H&E Equipment Services, Inc.(a),(c)
12/15/2028	3.875%	1,975,000	1,984,875
John Deere Capital Corp.
03/07/2024	2.600%	1,105,000	1,181,173
United Rentals North America, Inc.
05/15/2027	5.500%	1,078,000	1,158,050
01/15/2028	4.875%	1,075,000	1,147,356
01/15/2030	5.250%	3,000,000	3,351,027
07/15/2030	4.000%	1,130,000	1,194,752
02/15/2031	3.875%	3,000,000	3,138,209
Total			38,006,958
Consumer Cyclical Services 0.4%
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,798,290
06/03/2050	2.500%	969,000	1,023,368
06/03/2060	2.700%	2,820,000	3,060,169
ANGI Group LLC(a)
08/15/2028	3.875%	2,325,000	2,301,407
Automatic Data Processing, Inc.
09/01/2030	1.250%	4,008,000	3,993,039
Booking Holdings, Inc.
04/13/2025	4.100%	1,000,000	1,129,940
eBay, Inc.
03/11/2025	1.900%	2,790,000	2,916,325
Expedia Group, Inc.(a)
05/01/2025	6.250%	2,490,000	2,844,400
Experian Finance PLC(a)
02/01/2029	4.250%	780,000	927,527

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,072,697
02/15/2025	4.750%	500,000	574,175
03/01/2026	4.000%	1,350,000	1,543,515
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,264,861
Match Group, Inc.(a)
08/01/2030	4.125%	2,115,000	2,201,598
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,687,593
Total			35,338,904
Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%	2,265,000	2,388,300
Hasbro, Inc.
11/19/2026	3.550%	3,115,000	3,436,029
JAB Holdings BV(a)
11/23/2030	2.200%	2,025,000	2,033,655
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	736,694
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,469,329
SC Johnson & Son, Inc.(a)
10/15/2046	4.750%	750,000	1,023,639
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	249,411
Valvoline, Inc.(a)
02/15/2030	4.250%	1,950,000	2,063,254
Total			16,400,311
Diversified Manufacturing 0.3%
Amphenol Corp.
03/01/2025	2.050%	1,015,000	1,065,538
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,785,666
Carrier Global Corp.(a)
02/15/2027	2.493%	1,282,000	1,364,330
02/15/2030	2.722%	745,000	793,778
EnerSys(a)
04/30/2023	5.000%	200,000	209,781
General Electric Co.
01/09/2023	3.100%	1,007,000	1,058,480
05/01/2030	3.625%	198,000	221,539
03/15/2032	6.750%	655,000	890,433
01/14/2038	5.875%	2,009,000	2,600,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	0.701%	5,380,000	3,879,184
Honeywell International, Inc.
06/01/2030	1.950%	1,393,000	1,473,564
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	2,030,779
Kennametal, Inc.
06/15/2028	4.625%	2,735,000	3,024,323
Roper Technologies, Inc.
09/15/2027	1.400%	1,235,000	1,248,717
06/30/2030	2.000%	398,000	408,885
Timken Co. (The)
12/15/2028	4.500%	3,685,000	4,123,647
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,402,673
WW Grainger, Inc.
02/15/2025	1.850%	3,797,000	3,994,690
Total			32,576,272
Electric 3.1%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	972,083
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,924,285
AEP Texas, Inc.
01/15/2050	3.450%	1,000,000	1,139,427
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,978,489
AES Corp. (The)(a),(c)
01/15/2026	1.375%	6,390,000	6,434,684
AES Corp. (The)
09/01/2027	5.125%	118,000	130,004
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,090,291
10/01/2049	3.450%	715,000	858,380
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,508,000	2,692,442
06/15/2028	4.250%	5,250,000	6,061,028
Ameren Corp.
02/15/2026	3.650%	590,000	663,811
American Electric Power Co., Inc.
03/01/2050	3.250%	1,991,000	2,136,029
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,742,703
Appalachian Power Co.
05/01/2050	3.700%	471,000	564,312

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arizona Public Service Co.
08/15/2048	4.200%	605,000	782,628
Avangrid, Inc.
04/15/2025	3.200%	1,675,000	1,835,939
06/01/2029	3.800%	3,190,000	3,693,101
Baltimore Gas & Electric Co.
07/01/2023	3.350%	3,590,000	3,827,028
09/15/2049	3.200%	730,000	817,607
Berkshire Hathaway Energy Co.(a)
05/15/2031	1.650%	956,000	961,469
05/15/2051	2.850%	5,015,000	5,265,278
Black Hills Corp.
11/30/2023	4.250%	297,000	325,880
10/15/2029	3.050%	615,000	673,265
06/15/2030	2.500%	854,000	894,039
05/01/2033	4.350%	303,000	365,369
Calpine Corp.(a)
02/01/2029	4.625%	2,000,000	2,067,588
02/01/2031	5.000%	3,620,000	3,834,108
CenterPoint Energy Houston Electric LLC
07/01/2050	2.900%	340,000	372,103
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,550,919
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,593,184
CMS Energy Corp.
02/15/2027	2.950%	80,000	86,361
CMS Energy Corp.(j)
06/01/2050	4.750%	1,359,000	1,496,838
12/01/2050	3.750%	830,000	836,569
Commonwealth Edison Co.
08/15/2047	3.750%	434,000	531,216
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	237,410
06/15/2046	3.850%	1,310,000	1,563,456
06/15/2047	3.875%	1,640,000	1,967,247
12/01/2054	4.625%	399,000	542,495
11/15/2057	4.000%	577,000	710,196
12/01/2060	3.000%	2,365,000	2,437,327
Consumers Energy Co.
08/15/2050	3.100%	751,000	867,487
05/01/2060	2.500%	993,000	1,006,009
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	824,126
Junior Subordinated
08/15/2024	3.071%	1,755,000	1,897,162
Dominion Energy, Inc.(j)
12/31/2049	4.650%	6,325,000	6,638,480
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,569,456
DTE Electric Co.
05/15/2048	4.050%	210,000	275,584
03/01/2049	3.950%	305,000	396,979
03/01/2050	2.950%	1,000,000	1,118,470
DTE Energy Co.
11/01/2022	2.250%	2,701,000	2,797,259
10/01/2024	2.529%	2,165,000	2,305,723
06/01/2025	1.050%	2,260,000	2,283,568
10/01/2026	2.850%	10,155,000	11,112,780
Duke Energy Carolinas LLC
09/30/2042	4.000%	585,000	724,630
Duke Energy Corp.
04/15/2024	3.750%	2,500,000	2,746,881
09/15/2025	0.900%	3,610,000	3,622,375
09/01/2026	2.650%	6,770,000	7,364,137
Duke Energy Corp.(j)
12/31/2049	4.875%	625,000	669,843
Duke Energy Indiana LLC
05/15/2046	3.750%	330,000	399,108
10/01/2049	3.250%	875,000	998,114
Duke Energy Ohio, Inc.
06/01/2030	2.125%	446,000	468,806
06/15/2046	3.700%	2,165,000	2,590,104
Duke Energy Progress LLC
05/15/2042	4.100%	1,748,000	2,213,026
03/15/2043	4.100%	955,000	1,198,061
03/30/2044	4.375%	770,000	1,006,345
08/15/2045	4.200%	500,000	642,184
10/15/2046	3.700%	330,000	401,360
09/15/2047	3.600%	940,000	1,126,509
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	583,000	597,912
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,697,198
Entergy Arkansas LLC
06/15/2051	2.650%	827,000	862,525
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,778,348
06/15/2030	2.800%	439,000	477,701
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,701,835
03/15/2051	2.900%	475,000	514,485
Entergy Mississippi LLC
06/01/2049	3.850%	1,250,000	1,532,799
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,732,327
03/30/2029	4.000%	362,000	424,676

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Evergy Metro, Inc.
06/01/2030	2.250%	594,000	634,134
Eversource Energy
08/15/2025	0.800%	687,000	685,582
08/15/2030	1.650%	1,480,000	1,479,097
Exelon Corp.
04/15/2030	4.050%	85,000	100,890
04/15/2046	4.450%	1,050,000	1,341,379
04/15/2050	4.700%	130,000	175,684
Exelon Corp.(j)
Junior Subordinated
06/01/2022	3.497%	4,600,000	4,795,878
Exelon Generation Co. LLC
06/01/2025	3.250%	262,000	282,478
10/01/2041	5.750%	2,000,000	2,283,839
FirstEnergy Corp.
03/15/2023	4.250%	2,983,000	3,149,650
09/01/2030	2.250%	1,470,000	1,405,230
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	675,000	783,199
Fortis, Inc.
10/04/2026	3.055%	477,000	523,324
Georgia Power Co.
09/15/2024	2.200%	880,000	927,053
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,736,338
Idaho Power Co.
03/01/2048	4.200%	525,000	679,768
Inkia Energy Ltd.(a)
11/09/2027	5.875%	1,675,000	1,789,694
Interstate Power and Light, Co.
12/01/2024	3.250%	821,000	899,964
06/01/2030	2.300%	683,000	727,312
ITC Holdings Corp.(a)
05/14/2030	2.950%	1,090,000	1,196,167
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,757,008
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,542,972
Kallpa Generacion SA(a)
08/16/2027	4.125%	1,000,000	1,071,025
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	749,165
Kentucky Utilities Co.
06/01/2050	3.300%	337,000	383,917
Liberty Utilities Finance GP1(a)
09/15/2030	2.050%	940,000	943,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,284,264
Mississippi Power Co.
03/15/2042	4.250%	430,000	517,629
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	550,000	580,500
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,191,000	2,498,281
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	4,020,645
03/15/2049	4.300%	2,175,000	2,876,694
National Rural Utilities Cooperative Finance Corp.(j)
04/30/2043	4.750%	1,587,000	1,663,117
Subordinated
04/20/2046	5.250%	1,750,000	1,926,614
New England Power Co.(a)
10/06/2050	2.807%	4,990,000	5,095,019
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	2,600,000	2,640,359
06/15/2023	3.625%	3,000,000	3,210,020
06/01/2030	2.250%	1,360,000	1,425,959
NRG Energy, Inc.(a),(c)
12/02/2025	2.000%	1,135,000	1,152,015
12/02/2027	2.450%	2,899,000	2,969,485
02/15/2029	3.375%	670,000	684,170
02/15/2031	3.625%	1,705,000	1,763,792
NRG Energy, Inc.
01/15/2027	6.625%	3,000,000	3,163,074
Oglethorpe Power Corp.(a)
08/01/2050	3.750%	692,000	733,928
Pacific Gas and Electric Co.(b)
3-month USD LIBOR + 1.375% 11/15/2021	1.600%	9,165,000	9,165,050
Pacific Gas and Electric Co.
04/15/2042	4.450%	583,000	637,162
03/15/2045	4.300%	984,000	1,059,325
03/15/2046	4.250%	440,000	472,268
PacifiCorp
03/15/2051	3.300%	1,430,000	1,650,241
PECO Energy Co.
10/01/2044	4.150%	290,000	368,234
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,127,263
PNM Resources, Inc.
03/09/2021	3.250%	3,315,000	3,335,181
PPL Capital Funding, Inc.
03/15/2024	3.950%	1,200,000	1,313,273
04/15/2030	4.125%	1,321,000	1,568,280

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PSEG Power LLC
06/01/2023	3.850%	2,770,000	2,988,617
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,800,000	2,818,469
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	666,000	666,377
08/15/2030	1.600%	586,000	581,417
San Diego Gas & Electric Co.
10/01/2030	1.700%	2,835,000	2,870,545
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	825,556
South Carolina Electric & Gas Co.
05/15/2033	5.300%	701,000	940,033
Southern California Edison Co.
02/01/2026	1.200%	3,655,000	3,674,159
Southern Co. (The)
07/01/2036	4.250%	595,000	734,138
Southern Co. (The)(j)
01/15/2051	4.000%	1,210,000	1,265,593
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,966,139
Tampa Electric Co.
09/15/2022	2.600%	2,000,000	2,056,207
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,316,516
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,640,548
08/01/2030	1.500%	847,000	843,741
12/01/2048	4.850%	275,000	370,733
06/15/2050	4.000%	2,690,000	3,314,756
Union Electric Co.
09/15/2042	3.900%	613,000	752,783
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,565,786
03/15/2027	3.500%	1,500,000	1,718,191
09/15/2047	3.800%	1,000,000	1,287,522
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,694,493
02/15/2027	5.625%	2,950,000	3,117,505
07/15/2029	4.300%	4,280,000	4,789,934
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	969,318
WEC Energy Group, Inc.
10/15/2027	1.375%	1,135,000	1,141,067
Westar Energy, Inc.
09/01/2049	3.250%	726,000	819,810
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Public Service Corp.
12/01/2042	3.671%	845,000	978,070
Total			295,894,892
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	2,365,000	2,418,002
12/15/2026	5.125%	673,000	713,888
Republic Services, Inc.
02/15/2031	1.450%	734,000	723,356
02/15/2032	1.750%	630,000	633,585
Waste Connections, Inc.
04/01/2050	3.050%	885,000	964,291
Waste Management, Inc.
11/15/2025	0.750%	898,000	898,375
03/15/2031	1.500%	3,054,000	3,036,975
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	945,000	976,752
Total			10,365,224
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	1,305,000	1,340,929
02/15/2024	3.150%	4,340,000	4,467,721
07/21/2027	3.650%	465,000	480,531
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,626,155
10/01/2029	3.250%	2,250,000	2,303,949
Ares Capital Corp.
07/15/2025	3.250%	4,520,000	4,685,720
01/15/2026	3.875%	445,000	467,729
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,391,000	3,461,283
01/30/2024	4.375%	483,000	498,653
12/15/2024	5.500%	1,217,000	1,306,620
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	3,110,000	3,158,815
10/01/2023	5.125%	1,110,000	1,170,030
07/01/2024	3.950%	750,000	767,178
02/15/2025	2.875%	2,905,000	2,838,747
04/15/2026	4.250%	3,875,000	4,013,134
FS KKR Capital Corp.
02/01/2025	4.125%	1,120,000	1,143,879
GATX Corp.
06/30/2030	4.000%	660,000	774,583
GE Capital Funding LLC(a)
05/15/2027	4.050%	6,100,000	6,861,721
05/15/2030	4.400%	2,831,000	3,260,360

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	750,000	822,082
11/15/2035	4.418%	7,591,000	8,742,930
Goldman Sachs BDC, Inc.
01/15/2026	2.875%	5,955,000	6,007,534
Main Street Capital Corp.
05/01/2024	5.200%	1,007,000	1,072,713
Navient Corp.
03/15/2027	5.000%	1,220,000	1,213,617
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	1,135,000	1,176,304
Owl Rock Capital Corp.
01/15/2026	4.250%	5,670,000	5,866,974
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,105,000	3,238,025
02/15/2024	5.500%	1,355,000	1,447,012
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,195,000	1,210,546
Quicken Loans, Inc.(a)
01/15/2028	5.250%	1,105,000	1,169,589
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,816,877
USAA Capital Corp.(a)
05/01/2030	2.125%	1,318,000	1,389,234
Total			81,801,174
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,492,000	1,900,304
02/01/2046	4.900%	12,360,000	16,140,684
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	1,735,000	1,959,641
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	872,000	1,188,998
04/15/2048	4.600%	1,180,000	1,498,273
01/23/2049	5.550%	2,915,000	4,192,797
Bacardi Ltd.(a)
05/15/2028	4.700%	885,000	1,030,633
05/15/2048	5.300%	1,060,000	1,425,266
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,825,766
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	4,470,000	4,929,308
Campbell Soup Co.
04/24/2050	3.125%	3,875,000	4,109,819
Cargill, Inc.(a)
05/23/2049	3.875%	1,140,000	1,411,368
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,699,921
Coca-Cola Co. (The)
06/01/2040	2.500%	407,000	439,013
06/01/2060	2.750%	279,000	303,105
Conagra Brands, Inc.
11/01/2027	1.375%	816,000	822,954
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	708,895
Diageo Capital PLC
04/29/2032	2.125%	173,000	183,212
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,697,473
JBS USA LUX SA/Finance, Inc.(a)
06/15/2025	5.750%	100,000	103,144
Kraft Heinz Foods Co. (The)
01/26/2039	6.875%	825,000	1,145,074
06/04/2042	5.000%	5,841,000	6,704,544
06/01/2046	4.375%	6,970,000	7,434,468
Kraft Heinz Foods Co. (The)(a)
08/01/2039	7.125%	2,000,000	2,814,685
10/01/2039	4.625%	1,770,000	1,958,496
10/01/2049	4.875%	5,070,000	5,714,424
Mars, Inc.(a)
07/16/2026	0.875%	836,000	837,016
07/16/2040	2.375%	1,000,000	1,027,083
04/01/2054	4.125%	1,445,000	1,898,739
Mondelez International, Inc.
04/13/2030	2.750%	2,475,000	2,713,218
09/04/2050	2.625%	2,500,000	2,539,039
PepsiCo, Inc.
03/19/2040	3.500%	579,000	705,525
Pernod Ricard International Finance LLC(a)
10/01/2050	2.750%	4,970,000	4,923,425
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	2,110,000	2,272,157
Post Holdings, Inc.(a)
08/15/2026	5.000%	750,000	777,537
03/01/2027	5.750%	1,500,000	1,584,275
12/15/2029	5.500%	2,275,000	2,485,198
04/15/2030	4.625%	335,000	349,840
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	2,020,000	2,106,460
Sysco Corp.
04/01/2030	5.950%	881,000	1,164,801
Total			98,726,578

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	905,990
Gaming 0.3%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	2,490,000	2,623,879
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	691,000	735,086
GLP Capital LP/Financing II, Inc.
09/01/2024	3.350%	610,000	626,179
06/01/2025	5.250%	1,609,000	1,784,451
04/15/2026	5.375%	4,615,000	5,212,467
01/15/2029	5.300%	765,000	881,007
01/15/2030	4.000%	1,670,000	1,797,561
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,782,979
International Game Technology PLC(a)
02/15/2025	6.500%	1,775,000	1,958,669
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	950,000	1,018,875
09/01/2026	4.500%	1,915,000	2,017,000
MGM Resorts International
05/01/2025	6.750%	1,800,000	1,932,124
09/01/2026	4.625%	188,000	193,375
04/15/2027	5.500%	940,000	1,006,000
Total			23,569,652
Health Care 1.8%
Abbott Laboratories
11/30/2023	3.400%	2,733,000	2,965,367
11/30/2046	4.900%	218,000	325,351
Alcon Finance Corp.(a)
05/27/2030	2.600%	606,000	643,769
AmerisourceBergen Corp.
05/15/2030	2.800%	1,865,000	2,025,102
AMN Healthcare, Inc.(a)
10/01/2027	4.625%	595,000	622,982
04/15/2029	4.000%	590,000	604,655
Ascension Health Alliance
11/15/2046	3.945%	375,000	479,484
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,491,922
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.278%	2,963,000	2,987,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
06/06/2022	2.894%	346,000	357,531
12/15/2024	3.734%	158,000	174,413
05/15/2044	4.875%	1,555,000	1,868,436
05/20/2050	3.794%	549,000	648,867
Bon Secours Mercy Health, Inc.
06/01/2031	2.095%	905,000	905,004
Cardinal Health, Inc.
06/15/2024	3.079%	1,846,000	1,983,818
Cigna Corp.
07/15/2023	3.750%	2,564,000	2,775,169
11/15/2025	4.125%	2,149,000	2,468,031
02/25/2026	4.500%	587,000	687,614
03/01/2027	3.400%	2,190,000	2,462,742
10/15/2028	4.375%	2,000,000	2,404,740
08/15/2038	4.800%	3,445,000	4,491,923
07/15/2046	4.800%	2,400,000	3,196,801
12/15/2048	4.900%	5,344,000	7,364,367
03/15/2050	3.400%	1,800,000	2,032,330
CommonSpirit Health
10/01/2030	2.782%	1,485,000	1,537,905
CVS Health Corp.
07/20/2025	3.875%	1,007,000	1,137,607
03/25/2028	4.300%	4,645,000	5,462,338
03/25/2038	4.780%	5,439,000	6,894,620
04/01/2040	4.125%	1,970,000	2,354,206
08/21/2040	2.700%	1,033,000	1,043,539
07/20/2045	5.125%	946,000	1,273,391
03/25/2048	5.050%	13,541,000	18,251,286
Danaher Corp.
10/01/2050	2.600%	4,975,000	5,226,511
DaVita, Inc.(a)
06/01/2030	4.625%	1,130,000	1,190,598
02/15/2031	3.750%	1,095,000	1,090,857
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,499,000	1,653,820
DH Europe Finance II SARL
11/15/2024	2.200%	3,735,000	3,961,549
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	1,082,943
Encompass Health Corp.
02/01/2030	4.750%	1,788,000	1,904,025
04/01/2031	4.625%	885,000	943,796
HCA, Inc.
05/01/2023	4.750%	175,000	191,115
02/01/2025	5.375%	5,275,000	5,901,312
04/15/2025	5.250%	3,199,000	3,732,500
06/15/2026	5.250%	1,830,000	2,160,481
02/15/2027	4.500%	1,705,000	1,959,368
06/15/2039	5.125%	1,500,000	1,925,603
06/15/2049	5.250%	3,525,000	4,660,757

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Foundation Hospitals
11/01/2049	3.266%	500,000	565,889
Laboratory Corp. of America Holdings
08/23/2022	3.750%	1,576,000	1,651,235
11/01/2023	4.000%	342,000	372,238
09/01/2024	3.250%	2,657,000	2,890,320
Mayo Clinic
11/15/2052	4.128%	750,000	975,477
McKesson Corp.(c)
12/03/2025	0.900%	1,030,000	1,029,598
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	6,068,361
Methodist Hospital (The)
12/01/2050	2.705%	2,520,000	2,535,061
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,275,959
NYU Langone Hospitals
07/01/2042	4.428%	2,807,000	3,186,932
07/01/2043	5.750%	705,000	974,708
Partners Healthcare System, Inc.
07/01/2060	3.342%	2,170,000	2,419,710
Quest Diagnostics, Inc.
06/30/2031	2.800%	561,000	617,599
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	3,159,424
Smith & Nephew PLC
10/14/2030	2.032%	2,723,000	2,774,544
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	43,880
Tenet Healthcare Corp.
07/15/2024	4.625%	1,301,000	1,326,358
08/01/2025	7.000%	1,900,000	1,962,228
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	1,250,000	1,293,965
11/01/2027	5.125%	5,445,000	5,706,448
10/01/2028	6.125%	2,500,000	2,540,434
Texas Health Resources
11/15/2055	4.330%	700,000	919,754
Universal Health Services, Inc.(a)
10/15/2030	2.650%	5,060,000	5,209,724
Total			173,007,648
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2036	6.625%	784,000	1,158,560
05/15/2042	4.500%	429,000	526,474
Anthem, Inc.
01/15/2044	5.100%	1,185,000	1,661,925
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(a)
08/15/2026	5.375%	400,000	423,499
Centene Corp.
12/15/2027	4.250%	4,030,000	4,259,023
12/15/2029	4.625%	2,175,000	2,387,751
02/15/2030	3.375%	1,200,000	1,259,231
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	599,000	614,540
06/01/2050	3.200%	279,000	300,645
Humana, Inc.
04/01/2025	4.500%	1,162,000	1,336,161
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,295,273
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	2,500,000	2,621,694
11/15/2030	3.875%	1,500,000	1,587,378
UnitedHealth Group, Inc.
08/15/2039	3.500%	641,000	761,328
07/15/2045	4.750%	460,000	655,833
01/15/2047	4.200%	503,000	670,645
05/15/2050	2.900%	3,750,000	4,170,808
08/15/2059	3.875%	448,000	590,279
Wellpoint, Inc.
08/15/2024	3.500%	4,089,000	4,485,413
Total			30,766,460
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	3,175,000	3,624,887
HCP, Inc.
11/15/2023	4.250%	94,000	102,933
08/15/2024	3.875%	627,000	694,437
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	482,159
03/15/2031	2.050%	1,280,000	1,275,762
Healthcare Trust of America Holdings LP
03/15/2031	2.000%	3,830,000	3,776,516
Healthpeak Properties, Inc.
01/15/2030	3.000%	1,870,000	2,047,868
MPT Operating Partnership LP/Finance Corp.(c)
03/15/2031	3.500%	2,350,000	2,388,913
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,053,255
02/01/2031	3.375%	3,575,000	3,604,938
Ventas Realty LP
09/30/2043	5.700%	234,000	298,495
Total			19,350,163

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,762,723
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,648,177
02/15/2030	4.875%	2,000,000	1,984,010
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,220,443
PulteGroup, Inc.
03/01/2026	5.500%	1,600,000	1,923,986
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,639,683
Total			13,179,022
Independent Energy 0.7%
Afren PLC(a),(l)
12/09/2020	0.000%	195,167	136
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	2,895,145
01/15/2030	3.750%	3,235,000	3,276,387
Antero Resources Corp.
12/01/2022	5.125%	650,000	621,601
03/01/2025	5.000%	850,000	676,956
Apache Corp.
09/01/2040	5.100%	2,325,000	2,398,117
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	564,090
11/01/2027	9.000%	150,000	157,314
Burlington Resources LLC
10/15/2036	5.950%	275,000	379,654
Canadian Natural Resources Ltd.
07/15/2030	2.950%	2,450,000	2,526,582
06/30/2033	6.450%	730,000	918,474
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,948,372
Continental Resources, Inc.
04/15/2023	4.500%	385,000	395,170
06/01/2024	3.800%	1,683,000	1,701,301
01/15/2028	4.375%	3,700,000	3,683,986
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	2,188,823
Diamondback Energy, Inc.
12/01/2024	2.875%	4,420,000	4,597,370
05/31/2025	4.750%	3,869,000	4,315,816
12/01/2026	3.250%	2,345,000	2,480,655
12/01/2029	3.500%	1,250,000	1,309,801
EQT Corp.
10/01/2027	3.900%	2,080,000	2,060,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extraction Oil & Gas, Inc.(a),(l)
05/15/2024	0.000%	99,000	23,407
MEG Energy Corp.(a)
03/31/2024	7.000%	1,200,000	1,207,275
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	6,685,474
Noble Energy, Inc.
10/15/2029	3.250%	31,000	35,033
08/15/2047	4.950%	1,095,000	1,508,860
Occidental Petroleum Corp.(m)
10/10/2036	0.000%	14,950,000	6,737,160
Pioneer Natural Resources Co.
08/15/2030	1.900%	4,957,000	4,888,742
Range Resources Corp.(a)
02/01/2026	9.250%	2,600,000	2,701,197
WPX Energy, Inc.
09/15/2024	5.250%	78,000	83,469
06/01/2026	5.750%	2,105,000	2,218,466
Total			66,185,108
Integrated Energy 0.4%
BP Capital Markets America, Inc.
11/28/2023	3.216%	734,000	788,584
04/14/2024	3.224%	989,000	1,066,594
04/06/2030	3.633%	6,086,000	7,103,579
08/10/2030	1.749%	614,000	619,397
BP Capital Markets PLC(j)
12/31/2059	4.875%	856,000	942,635
Cenovus Energy, Inc.
04/15/2027	4.250%	5,000,000	5,301,535
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,716,029
Chevron USA, Inc.
08/12/2050	2.343%	2,325,000	2,243,190
Exxon Mobil Corp.
10/15/2030	2.610%	30,000	32,753
03/19/2040	4.227%	1,660,000	2,060,943
03/19/2050	4.327%	5,065,000	6,557,855
04/15/2051	3.452%	2,735,000	3,122,829
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,084,441
Shell International Finance BV
05/11/2025	3.250%	821,000	909,184
04/06/2030	2.750%	3,315,000	3,670,284
05/11/2035	4.125%	825,000	1,031,892
05/11/2045	4.375%	1,000,000	1,284,903
Total Capital International SA
06/29/2041	2.986%	1,013,000	1,104,127
Total			42,640,754

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a)
04/24/2026	10.500%	369,000	276,481
AMC Entertainment Holdings, Inc.(a),(i)
06/15/2026	12.000%	2,482,000	639,115
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	763,000	752,213
NCL Corp.,Ltd.(a)
12/15/2024	3.625%	925,000	826,750
Total			2,494,559
Life Insurance 1.0%
Aflac, Inc.
01/15/2049	4.750%	1,555,000	2,138,923
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,556,603
American International Group, Inc.
02/15/2024	4.125%	1,271,000	1,414,733
01/15/2035	3.875%	318,000	382,424
07/16/2044	4.500%	1,790,000	2,299,568
04/01/2048	4.750%	64,000	86,622
01/15/2055	4.375%	635,000	812,802
American International Group, Inc.(j)
04/01/2048	5.750%	366,000	413,580
Athene Global Funding(a)
05/26/2023	2.800%	1,357,000	1,415,650
10/13/2023	1.200%	7,170,000	7,209,916
01/14/2025	2.500%	4,540,000	4,746,410
11/12/2026	2.950%	816,000	866,062
11/19/2030	2.550%	8,208,000	8,223,588
Brighthouse Financial, Inc.
06/22/2047	4.700%	1,997,000	2,086,671
Empower Finance 2020 LP(a)
09/17/2027	1.357%	407,000	408,750
Equitable Financial Life Global Funding(a)
08/27/2027	1.400%	4,390,000	4,402,555
Five Corners Funding Trust II(a)
05/15/2030	2.850%	4,280,000	4,757,972
Global Atlantic Fin Co.(a)
10/15/2029	4.400%	2,370,000	2,547,885
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	4,188,344
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,489,288
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,406,226
Manulife Financial Corp.
05/19/2027	2.484%	2,245,000	2,428,472
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	1,500,000	1,607,775
MetLife, Inc.(j)
12/31/2049	3.850%	1,285,000	1,325,758
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,270,000	3,872,496
Northwestern Mutual Life Insurance Co. (The)(a)
09/30/2059	3.625%	1,086,000	1,239,890
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	2,483,149
Principal Financial Group, Inc.
05/15/2023	3.125%	667,000	709,632
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	4,195,000	4,514,484
05/07/2025	2.750%	4,340,000	4,578,852
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	2,724,370
05/15/2047	4.270%	4,785,000	5,907,934
05/15/2050	3.300%	3,980,000	4,308,417
Unum Group
12/15/2049	4.500%	2,985,000	3,120,179
Total			95,675,980
Lodging 0.1%
Choice Hotels International, Inc.
12/01/2029	3.700%	720,000	777,662
01/15/2031	3.700%	805,000	872,596
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,158,307
10/15/2032	3.500%	3,400,000	3,700,845
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	2,350,000	2,407,103
Total			11,916,513
Media and Entertainment 0.6%
Activision Blizzard, Inc.
09/15/2030	1.350%	430,000	423,257
09/15/2050	2.500%	3,310,000	3,199,479
CBS Corp.
05/15/2033	5.500%	1,500,000	1,904,846
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	1,875,000	1,875,470
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	1,985,000	1,538,003

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
03/20/2023	2.950%	1,543,000	1,626,906
09/20/2047	5.200%	759,000	964,552
05/15/2049	5.300%	675,000	875,564
05/15/2050	4.650%	2,890,000	3,516,724
Discovery Communications LLC(a)
09/15/2055	4.000%	1,298,000	1,442,244
Electronic Arts, Inc.
03/01/2021	3.700%	3,086,000	3,102,672
Fox Corp.
04/08/2030	3.500%	1,989,000	2,260,401
Gray Television, Inc.(a)
05/15/2027	7.000%	2,150,000	2,371,003
Interpublic Group of Companies, Inc. (The)
10/01/2021	3.750%	891,000	916,167
04/15/2024	4.200%	693,000	768,429
03/30/2030	4.750%	1,405,000	1,726,258
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	18,000	18,035
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	984,000	987,149
RELX Capital, Inc.
05/22/2030	3.000%	202,000	224,537
S&P Global, Inc.
08/15/2060	2.300%	4,650,000	4,437,983
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	2,185,000	2,162,603
TEGNA, Inc.(a)
03/15/2028	4.625%	625,000	638,050
TEGNA, Inc.
09/15/2029	5.000%	1,510,000	1,586,885
Viacom, Inc.
04/30/2036	6.875%	1,955,000	2,798,837
03/15/2043	4.375%	500,000	581,744
04/01/2044	5.250%	2,312,000	2,969,994
ViacomCBS, Inc.
01/15/2031	4.950%	775,000	963,317
05/19/2032	4.200%	473,000	559,978
Walt Disney Co. (The)
01/13/2031	2.650%	1,260,000	1,373,013
03/15/2033	6.550%	1,000,000	1,464,145
05/13/2040	3.500%	636,000	739,870
01/13/2051	3.600%	5,680,000	6,749,992
05/13/2060	3.800%	394,000	488,455
Total			57,256,562
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	580,171
04/01/2030	5.625%	149,000	187,354
09/10/2030	2.625%	1,115,000	1,146,443
Freeport-McMoRan, Inc.
03/01/2030	4.250%	2,285,000	2,480,568
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,498,847
09/01/2030	2.500%	3,230,000	3,220,692
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,429,667
Newcrest Finance Pty Ltd.(a)
05/13/2030	3.250%	412,000	454,453
05/13/2050	4.200%	330,000	401,539
Newmont Corp.
10/01/2030	2.250%	3,215,000	3,378,414
Novelis Corp.(a)
01/30/2030	4.750%	2,115,000	2,243,681
Southern Copper Corp.
11/08/2022	3.500%	130,000	136,840
04/23/2025	3.875%	600,000	666,031
Steel Dynamics, Inc.
06/15/2025	2.400%	509,000	539,982
10/15/2027	1.650%	2,285,000	2,327,566
10/15/2050	3.250%	1,049,000	1,106,071
Teck Resources Ltd.
08/15/2040	6.000%	730,000	880,239
07/15/2041	6.250%	4,084,000	5,081,541
Total			27,760,099
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
05/20/2024	5.625%	2,850,000	3,114,048
08/20/2026	5.875%	2,300,000	2,585,300
Cheniere Corpus Christi Holdings LLC
11/15/2029	3.700%	1,035,000	1,132,846
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,945,838
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,571,792
Crestwood Midstream Partners LP/Finance Corp.
04/01/2025	5.750%	695,000	691,799
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,350,000	1,299,090
Enable Midstream Partners LP
09/15/2029	4.150%	782,000	726,602

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge, Inc.(j)
07/15/2080	5.750%	1,258,000	1,361,871
Energy Transfer Operating LP
06/01/2021	4.650%	395,000	398,875
03/15/2023	4.250%	1,890,000	1,988,750
01/15/2024	5.875%	2,575,000	2,852,248
06/01/2027	5.500%	1,758,000	2,022,987
06/15/2028	4.950%	1,000,000	1,116,186
05/15/2030	3.750%	6,000,000	6,214,538
04/15/2047	5.300%	1,656,000	1,743,062
Energy Transfer Partners LP
03/15/2035	4.900%	170,000	178,403
10/01/2043	5.950%	280,000	306,575
03/15/2045	5.150%	2,220,000	2,297,040
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,685,133
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	548,113
02/15/2025	3.750%	600,000	669,263
05/15/2046	4.900%	1,400,000	1,742,902
Enterprise Products Operating LLC(j)
08/16/2077	4.875%	673,000	622,944
EQM Midstream Partners LP(a)
07/01/2025	6.000%	2,110,000	2,250,518
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	331,905
Gray Oak Pipeline LLC(a)
10/15/2027	3.450%	340,000	347,918
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	555,813
03/15/2032	7.750%	635,000	873,382
09/01/2039	6.500%	1,000,000	1,300,077
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	356,571
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,941,200
MPLX LP
12/01/2024	4.875%	325,000	368,569
06/01/2025	4.875%	200,000	228,612
03/01/2026	1.750%	676,000	685,647
03/15/2028	4.000%	1,106,000	1,245,035
08/15/2030	2.650%	473,000	481,012
03/01/2047	5.200%	1,500,000	1,766,552
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	157,158
08/15/2027	4.875%	412,000	459,792
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONEOK, Inc.
09/15/2025	2.200%	525,000	528,934
07/13/2047	4.950%	2,050,000	2,162,970
03/15/2050	4.500%	6,830,000	6,806,465
01/15/2051	7.150%	1,035,000	1,353,769
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,369,481
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,875,000	2,046,212
12/15/2026	4.500%	2,300,000	2,524,175
12/15/2029	3.550%	1,817,000	1,863,813
09/15/2030	3.800%	968,000	1,006,742
06/01/2042	5.150%	2,185,000	2,273,625
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,436,014
05/15/2030	4.800%	1,500,000	1,467,916
Ruby Pipeline LLC(a)
04/01/2022	7.750%	1,886,364	1,772,932
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	4,565,000	5,295,001
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,829,632
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	229,085
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	25,000	26,100
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	1,928,372
01/15/2028	5.500%	142,000	134,645
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	97,681
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	535,583
01/15/2029	6.875%	725,000	811,315
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,025,659
Transcontinental Gas Pipe Line Co. LLC(a)
05/15/2030	3.250%	304,000	336,741
Transcontinental Gas Pipe Line Co. LLC
03/15/2048	4.600%	4,875,000	5,775,986
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,154,196
09/15/2025	4.000%	2,414,000	2,700,555
06/15/2027	3.750%	283,000	318,772
04/15/2040	6.300%	2,520,000	3,307,477
Williams Partners LP
03/04/2024	4.300%	2,787,000	3,063,960
Total			116,349,774

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.2%
Atmos Energy Corp.
01/15/2031	1.500%	5,170,000	5,203,482
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,630,892
KeySpan Corp.
11/15/2030	8.000%	670,000	980,867
NiSource Finance Corp.
05/15/2027	3.490%	180,000	203,316
NiSource, Inc.
05/01/2030	3.600%	1,483,000	1,719,398
02/15/2031	1.700%	2,310,000	2,306,819
06/15/2041	5.950%	409,000	582,540
Piedmont Natural Gas Co., Inc.
06/01/2050	3.350%	480,000	551,001
Promigas SA ESP/Gases del Pacifico SAC(a)
10/16/2029	3.750%	300,000	316,244
Sempra Energy
02/01/2038	3.800%	1,020,000	1,191,412
02/01/2048	4.000%	1,420,000	1,693,341
Sempra Energy(j)
12/31/2049	4.875%	792,000	837,953
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	470,000	593,484
Washington Gas Light Co.
09/15/2049	3.650%	1,010,000	1,162,373
Total			18,973,122
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
02/01/2033	1.875%	1,630,000	1,614,477
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,661,940
01/30/2031	3.250%	725,000	791,030
Columbia Property Trust Operating Partnership LP
04/01/2025	4.150%	172,000	180,815
08/15/2026	3.650%	323,000	335,098
Highwoods Realty LP
06/15/2021	3.200%	593,000	593,907
Hudson Pacific Properties LP
11/01/2027	3.950%	2,340,000	2,554,711
Kilroy Realty LP
12/15/2024	3.450%	721,000	777,447
Office Properties Income Trust
02/01/2025	4.500%	6,315,000	6,552,875
Piedmont Operating Partnership LP
08/15/2030	3.150%	3,583,000	3,569,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SL Green Operating Partnership LP
10/15/2022	3.250%	2,260,000	2,323,648
Total			21,955,819
Oil Field Services 0.1%
Halliburton Co.
08/01/2023	3.500%	20,000	21,253
11/15/2025	3.800%	17,000	18,794
11/15/2035	4.850%	425,000	482,693
National Oilwell Varco, Inc.
12/01/2029	3.600%	2,170,000	2,202,821
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	763,000	857,804
05/17/2028	3.900%	2,053,000	2,277,904
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	872,263
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	994,500	934,238
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,115,000	945,727
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	361,400	335,674
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	549,000	574,108
Total			9,523,279
Other Financial Institutions 0.1%
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,596,174
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	4,028,849
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,150,000	1,188,392
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,698,170
Total			10,511,585
Other Industry 0.3%
AECOM
03/15/2027	5.125%	3,450,000	3,855,462
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,472,560
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,223,585
Howard Hughes Corp. (The)(a)
03/15/2025	5.375%	1,500,000	1,546,973

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,579,278
07/01/2116	3.885%	1,850,000	2,293,343
Northwestern University
12/01/2057	3.662%	1,350,000	1,653,939
PowerTeam Services LLC(a)
12/04/2025	9.033%	847,000	929,407
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,591,287
07/15/2056	3.300%	2,230,000	2,709,233
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,258,820
University of Southern California
10/01/2039	3.028%	4,525,000	4,926,290
Total			31,040,177
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	2,400,000	2,522,135
07/01/2024	4.125%	3,865,000	4,206,385
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,064,212
11/01/2030	2.150%	1,475,000	1,447,100
ESH Hospitality, Inc.(a)
10/01/2027	4.625%	2,215,000	2,253,537
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,110,701
02/01/2026	4.500%	520,000	560,581
Life Storage LP
12/15/2027	3.875%	2,000,000	2,263,806
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,325,608
Prologis LP
04/15/2050	3.000%	600,000	665,932
WP Carey, Inc.
02/01/2031	2.400%	729,000	745,503
Total			19,165,500
Other Utility 0.0%
Essential Utilities, Inc.
04/15/2030	2.704%	155,000	167,362
Packaging 0.1%
Amcor Finance USA, Inc.
05/15/2028	4.500%	1,600,000	1,896,035
Ball Corp.
11/15/2023	4.000%	300,000	319,025
03/15/2026	4.875%	600,000	675,506
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global Escrow Corp.(a)
07/15/2027	5.625%	1,440,000	1,541,838
Berry Global, Inc.
07/15/2023	5.125%	72,000	73,238
CCL Industries, Inc.(a)
06/01/2030	3.050%	2,050,000	2,229,347
OI European Group BV(a)
03/15/2023	4.000%	134,000	137,345
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	83,000	84,059
Sealed Air Corp.(a)
12/01/2027	4.000%	890,000	952,178
Silgan Holdings, Inc.
02/01/2028	4.125%	500,000	518,817
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,785,000	2,924,250
Total			11,351,638
Paper 0.1%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,050,000	1,107,265
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	762,115
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	550,288
Georgia-Pacific LLC(a)
11/15/2021	3.163%	1,000,000	1,021,770
04/30/2030	2.300%	2,000,000	2,132,289
International Paper Co.
08/15/2047	4.400%	620,000	811,232
Inversiones CMPC SA(a)
04/04/2027	4.375%	1,025,000	1,159,340
Suzano Austria GmbH
01/15/2029	6.000%	275,000	328,701
01/15/2030	5.000%	825,000	932,245
01/15/2031	3.750%	2,825,000	2,976,677
WRKCo, Inc.
06/15/2033	3.000%	843,000	927,675
Total			12,709,597
Pharmaceuticals 1.6%
AbbVie, Inc.
11/06/2022	2.900%	5,147,000	5,385,107
11/21/2022	2.300%	3,500,000	3,623,113
03/15/2025	3.800%	2,980,000	3,327,764
11/21/2026	2.950%	870,000	960,927
03/15/2035	4.550%	4,329,000	5,494,344
05/14/2035	4.500%	2,736,000	3,469,983
05/14/2036	4.300%	750,000	926,598

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/21/2039	4.050%	7,611,000	9,249,547
10/01/2042	4.625%	1,000,000	1,284,367
11/06/2042	4.400%	3,836,000	4,827,801
05/14/2045	4.700%	1,365,000	1,779,550
05/14/2046	4.450%	511,000	647,588
11/14/2048	4.875%	600,000	815,899
11/21/2049	4.250%	8,030,000	10,146,948
Amgen, Inc.
02/21/2025	1.900%	245,000	257,301
10/01/2041	4.950%	1,150,000	1,562,516
Bausch Health Companies, Inc.(a)
03/01/2023	5.500%	575,000	575,601
04/15/2025	6.125%	1,475,000	1,517,562
11/01/2025	5.500%	500,000	514,719
01/30/2028	5.000%	1,100,000	1,101,005
02/15/2029	6.250%	2,200,000	2,331,320
01/30/2030	5.250%	1,815,000	1,853,326
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	0.855%	1,825,000	1,827,409
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	811,819
07/15/2024	3.375%	3,555,000	3,839,069
12/15/2025	4.250%	1,445,000	1,656,150
12/15/2028	4.375%	4,480,000	5,260,598
07/15/2034	4.200%	844,000	930,357
06/25/2038	4.625%	1,000,000	1,210,077
06/25/2048	4.875%	4,860,000	6,238,109
Bayer US Finance LLC(a)
10/08/2021	3.000%	2,067,000	2,111,602
10/08/2024	3.375%	520,000	566,561
Bristol-Myers Squibb Co.
08/15/2025	3.875%	690,000	786,036
11/13/2030	1.450%	588,000	590,112
06/15/2039	4.125%	1,372,000	1,767,174
05/15/2044	4.625%	555,000	758,144
08/15/2045	5.000%	1,140,000	1,656,080
11/15/2047	4.350%	2,060,000	2,794,354
02/20/2048	4.550%	395,000	551,204
10/26/2049	4.250%	985,000	1,335,638
11/13/2050	2.550%	588,000	606,925
Eli Lilly and Co.
09/15/2060	2.500%	3,464,000	3,499,276
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	1,275,000	1,293,277
Gilead Sciences, Inc.
09/29/2023	0.750%	501,000	502,352
02/01/2025	3.500%	376,000	415,457
10/01/2050	2.800%	5,376,000	5,395,995
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
09/01/2025	0.550%	528,000	529,202
09/01/2027	0.950%	532,000	533,964
12/05/2033	4.375%	1,975,000	2,627,550
03/03/2037	3.625%	2,280,000	2,806,381
01/15/2038	3.400%	2,790,000	3,360,833
09/01/2040	2.100%	662,000	675,158
09/01/2050	2.250%	641,000	652,076
09/01/2060	2.450%	1,072,000	1,124,252
Mylan NV
12/15/2020	3.750%	49,000	49,028
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,604,173
Mylan, Inc.
04/15/2048	5.200%	4,503,000	5,968,991
Novartis Capital Corp.
08/14/2050	2.750%	1,650,000	1,812,876
Pfizer, Inc.
05/28/2040	2.550%	457,000	484,940
05/28/2050	2.700%	446,000	477,170
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	1,394,000	1,374,505
09/15/2050	2.800%	2,270,000	2,224,667
Royalty Pharma PLC(a)
09/02/2025	1.200%	400,000	403,415
09/02/2027	1.750%	507,000	516,664
09/02/2040	3.300%	1,250,000	1,310,263
09/02/2050	3.550%	4,025,000	4,158,649
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,640,000	2,800,166
Takeda Pharmaceutical Co., Ltd.
07/09/2040	3.025%	1,000,000	1,059,157
07/09/2050	3.175%	275,000	294,283
07/09/2060	3.375%	325,000	358,839
Upjohn, Inc.(a)
06/22/2040	3.850%	6,013,000	6,788,573
06/22/2050	4.000%	825,000	940,621
Total			153,993,057
Property & Casualty 0.6%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,922,860
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,309,324
Arch Capital Group Ltd.
06/30/2050	3.635%	674,000	794,269
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,562,544
02/22/2030	3.700%	1,057,000	1,136,010

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
10/15/2030	1.450%	626,000	634,707
01/15/2049	4.250%	1,500,000	2,019,230
10/15/2050	2.850%	3,760,000	4,100,220
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,850,000	5,443,033
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	4,325,210
Fairfax Financial Holdings Ltd.
04/17/2028	4.850%	816,000	904,987
Fairfax US, Inc.(a)
08/13/2024	4.875%	573,000	618,421
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	986,777
07/15/2048	7.200%	1,290,000	1,761,022
Farmers Exchange Capital II(a),(j)
Subordinated
11/01/2053	6.151%	2,700,000	3,435,238
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,383,644
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	475,000	666,370
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	300,380
10/15/2050	3.951%	3,121,000	3,710,387
Markel Corp.
05/20/2049	5.000%	5,095,000	7,018,226
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.540%	1,725,000	1,720,835
Nationwide Mutual Insurance Co.(a)
Subordinated
04/30/2050	4.350%	1,605,000	1,887,789
Travelers Companies, Inc. (The)
05/30/2047	4.000%	215,000	280,137
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,811,716
XLIT Ltd.
03/31/2045	5.500%	613,000	847,072
Subordinated
03/31/2025	4.450%	1,887,000	2,146,611
Total			54,727,019
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	315,000	422,598
09/01/2043	5.150%	989,000	1,429,896
08/01/2046	3.900%	1,440,000	1,855,288
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	626,445
CSX Corp.
05/30/2042	4.750%	500,000	665,079
08/01/2054	4.500%	245,000	326,595
11/01/2066	4.250%	2,500,000	3,353,410
Kansas City Southern
05/01/2050	3.500%	3,280,000	3,606,666
Norfolk Southern Corp.
08/01/2025	3.650%	607,000	680,444
Union Pacific Corp.
08/15/2059	3.950%	2,110,000	2,632,687
Total			15,599,108
Refining 0.1%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,011,329
04/01/2024	5.125%	1,225,000	1,248,428
05/01/2025	4.700%	601,000	682,078
09/15/2054	5.000%	328,000	361,838
Phillips 66
02/15/2024	0.900%	345,000	345,438
Valero Energy Corp.
04/15/2025	2.850%	2,292,000	2,408,501
09/15/2027	2.150%	3,015,000	3,012,248
Total			9,069,860
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
02/15/2029	3.500%	1,250,000	1,248,641
10/15/2030	4.000%	2,125,000	2,117,151
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,464,133
McDonald’s Corp.
05/01/2043	3.625%	165,000	192,402
09/01/2049	3.625%	1,545,000	1,810,864
Total			6,833,191
Retail REIT 0.1%
Kimco Realty Corp.
11/01/2022	3.400%	290,000	305,109
03/01/2024	2.700%	2,158,000	2,263,072
10/01/2049	3.700%	1,307,000	1,366,566

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Centers LP
06/15/2030	3.700%	853,000	956,813
Retail Properties of America, Inc.
09/15/2030	4.750%	716,000	722,384
Scentre Group Trust(a),(j)
09/24/2080	5.125%	650,000	680,875
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	845,000	914,234
VEREIT Operating Partnership LP
12/15/2032	2.850%	1,195,000	1,220,544
Total			8,429,597
Retailers 0.4%
Academy Ltd.(a)
11/15/2027	6.000%	1,100,000	1,133,116
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	2,100,000	2,168,714
07/26/2027	3.550%	2,000,000	2,250,247
Asbury Automotive Group, Inc.
03/01/2030	4.750%	2,325,000	2,463,484
AutoNation, Inc.
01/15/2021	3.350%	660,000	660,810
11/15/2024	3.500%	2,185,000	2,347,277
10/01/2025	4.500%	2,465,000	2,746,768
AutoZone, Inc.
04/21/2026	3.125%	415,000	457,841
01/15/2031	1.650%	1,175,000	1,158,173
Best Buy Co., Inc.
10/01/2028	4.450%	1,335,000	1,596,186
10/01/2030	1.950%	1,000,000	1,001,133
Dollar General Corp.
04/03/2030	3.500%	295,000	339,670
Falabella SA(a)
10/30/2027	3.750%	450,000	482,281
Home Depot, Inc. (The)
04/15/2040	3.300%	1,105,000	1,303,748
12/06/2048	4.500%	784,000	1,095,116
L Brands, Inc.
10/15/2023	5.625%	400,000	426,876
Lowe’s Companies, Inc.
10/15/2030	1.700%	429,000	431,853
Lowe’s Companies, Inc.
05/03/2047	4.050%	400,000	492,746
Michaels Stores, Inc.(a)
10/01/2027	4.750%	1,175,000	1,179,110
PetSmart, Inc.(a)
06/01/2025	5.875%	1,750,000	1,776,607
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PVH Corp.
07/10/2025	4.625%	1,365,000	1,493,594
Ralph Lauren Corp.
06/15/2022	1.700%	555,000	566,059
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	2,060,000
TJX Companies, Inc. (The)
05/15/2028	1.150%	919,000	921,338
05/15/2031	1.600%	766,000	770,842
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,890,596
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	985,000	1,092,268
11/18/2044	4.800%	1,560,000	1,793,190
Total			38,099,643
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,524,604
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	755,000	815,729
03/15/2029	3.500%	1,725,000	1,720,337
Kroger Co. (The)
04/15/2042	5.000%	969,000	1,278,867
01/15/2048	4.650%	2,161,000	2,844,133
Total			9,183,670
Supranational 0.2%
Corporación Andina de Fomento
09/27/2021	2.125%	4,455,000	4,510,427
06/15/2022	4.375%	400,000	421,398
01/06/2023	2.750%	3,000,000	3,114,807
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,174,538
07/15/2027	6.750%	4,000,000	5,407,020
International Bank for Reconstruction & Development(m)
09/17/2030	0.000%	1,550,000	1,343,423
North American Development Bank
10/26/2022	2.400%	514,000	529,272
Total			18,500,885
Technology 1.6%
Alphabet, Inc.
08/15/2040	1.900%	1,365,000	1,354,354
08/15/2050	2.050%	5,371,000	5,217,950
Analog Devices, Inc.
12/05/2026	3.500%	89,000	100,991

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apple, Inc.
02/09/2027	3.350%	635,000	723,409
02/09/2045	3.450%	1,125,000	1,376,665
09/12/2047	3.750%	2,255,000	2,874,567
11/13/2047	3.750%	1,305,000	1,668,426
05/11/2050	2.650%	6,670,000	7,170,038
08/20/2060	2.550%	1,284,000	1,329,115
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	440,000	474,884
Broadcom, Inc.
10/15/2022	3.125%	1,150,000	1,204,929
10/15/2024	3.625%	2,225,000	2,437,765
11/15/2025	3.150%	1,635,000	1,777,389
09/15/2026	3.459%	6,436,000	7,113,857
04/15/2029	4.750%	2,700,000	3,213,061
04/15/2030	5.000%	4,020,000	4,871,240
11/15/2030	4.150%	1,525,000	1,770,032
Broadridge Financial Solutions, Inc.
12/01/2029	2.900%	1,000,000	1,093,668
CDW LLC/Finance Corp.
02/15/2029	3.250%	1,530,000	1,534,378
CommScope Technologies LLC(a)
06/15/2025	6.000%	2,773,000	2,844,624
03/15/2027	5.000%	2,360,000	2,343,390
Corning, Inc.
11/15/2079	5.450%	465,000	627,661
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	870,000	1,055,533
DXC Technology Co.
04/15/2025	4.125%	735,000	804,459
Equifax, Inc.
12/15/2025	2.600%	240,000	258,872
Equinix, Inc.
07/15/2027	1.800%	930,000	955,555
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,161,000	1,189,967
Fiserv, Inc.
07/01/2024	2.750%	725,000	776,105
Flex Ltd.
02/01/2026	3.750%	1,455,000	1,613,298
06/15/2029	4.875%	2,410,000	2,825,478
Gartner, Inc.(a)
10/01/2030	3.750%	2,500,000	2,600,306
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/U.S. Holdings I LLC(a)
11/30/2024	10.000%	2,500,000	2,625,000
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,499,005
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Payments, Inc.
02/15/2025	2.650%	3,000,000	3,212,901
Hewlett Packard Enterprise Co.
04/01/2024	1.450%	1,920,000	1,960,431
10/01/2024	4.650%	2,850,000	3,230,692
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	158,630
HP, Inc.
06/17/2027	3.000%	3,750,000	4,088,391
Infor, Inc.(a)
07/15/2023	1.450%	2,529,000	2,567,202
07/15/2025	1.750%	593,000	614,536
Intel Corp.
11/15/2049	3.250%	3,411,000	3,922,629
03/25/2050	4.750%	1,540,000	2,181,424
02/15/2060	3.100%	475,000	531,809
International Business Machines Corp.
05/15/2026	3.300%	2,000,000	2,255,523
05/15/2050	2.950%	732,000	787,787
J2 Global, Inc.(a)
10/15/2030	4.625%	2,220,000	2,304,420
Leidos, Inc.(a)
02/15/2031	2.300%	1,660,000	1,685,729
Marvell Technology Group Ltd.
06/22/2023	4.200%	3,740,000	4,041,610
Microchip Technology, Inc.
06/01/2021	3.922%	1,845,000	1,875,043
Microchip Technology, Inc.(a)
09/01/2023	2.670%	6,284,000	6,588,019
Microsoft Corp.
08/08/2026	2.400%	1,758,000	1,915,837
11/03/2045	4.450%	811,000	1,158,722
08/08/2046	3.700%	2,500,000	3,208,313
06/01/2050	2.525%	632,000	679,372
02/12/2055	4.000%	960,000	1,349,089
02/06/2057	4.500%	3,330,000	5,044,799
NetApp, Inc.
06/22/2025	1.875%	2,847,000	2,966,145
NVIDIA Corp.
04/01/2040	3.500%	467,000	565,081
04/01/2060	3.700%	480,000	616,147
NXP BV/Funding LLC(a)
03/01/2026	5.350%	1,056,000	1,265,237
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	415,000	469,006
ON Semiconductor Corp.(a)
09/01/2028	3.875%	120,000	123,484

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2040	3.600%	1,798,000	2,100,195
11/15/2047	4.000%	1,557,000	1,907,532
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	4,090,679
PayPal Holdings, Inc.
10/01/2026	2.650%	1,000,000	1,092,555
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	950,000	1,035,651
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,527,150
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	2,325,000	2,353,158
ServiceNow, Inc.
09/01/2030	1.400%	2,660,000	2,589,858
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	500,000	535,439
Tencent Holdings Ltd.(a)
06/03/2030	2.390%	1,000,000	1,024,871
Texas Instruments, Inc.
09/04/2029	2.250%	985,000	1,062,340
TSMC Global Ltd.(a)
09/28/2025	0.750%	675,000	671,214
09/28/2027	1.000%	715,000	709,666
Total			154,394,287
Tobacco 0.4%
Altria Group, Inc.
02/14/2026	4.400%	1,578,000	1,830,700
02/14/2029	4.800%	500,000	600,041
05/06/2030	3.400%	1,280,000	1,422,099
02/14/2039	5.800%	310,000	410,087
02/14/2049	5.950%	308,000	436,892
BAT Capital Corp.
09/06/2026	3.215%	750,000	820,039
03/25/2028	2.259%	3,331,000	3,431,129
03/25/2031	2.726%	2,373,000	2,446,104
09/25/2040	3.734%	583,000	608,936
08/15/2047	4.540%	5,800,000	6,505,852
09/25/2050	3.984%	4,985,000	5,238,710
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,048,824
Philip Morris International, Inc.
11/01/2030	1.750%	1,995,000	2,001,730
08/21/2042	3.875%	569,000	672,102
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,510,814
08/04/2041	7.000%	1,170,000	1,550,192
09/15/2043	6.150%	520,000	682,744
08/15/2045	5.850%	4,520,000	5,765,448
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vector Group Ltd.(a)
02/01/2025	6.125%		3,350,000	3,390,347
Total				40,372,790
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%		2,795,000	2,997,502
ENA Master Trust(a)
05/19/2048	4.000%		375,000	389,537
ERAC USA Finance LLC(a)
11/01/2025	3.800%		2,500,000	2,813,587
12/01/2026	3.300%		3,435,000	3,806,973
03/15/2042	5.625%		1,689,000	2,382,680
11/01/2046	4.200%		1,041,000	1,283,713
FedEx Corp.
01/15/2024	4.000%		2,500,000	2,765,751
05/15/2030	4.250%		508,000	618,517
02/01/2035	3.900%		392,000	470,776
02/15/2048	4.050%		1,257,000	1,525,938
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		764,000	779,754
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%		874,000	877,243
Penske Truck Leasing Co., LP/Finance Corp.(a)
04/01/2021	3.300%		2,000,000	2,014,175
02/01/2022	3.375%		1,200,000	1,234,617
08/01/2023	4.125%		5,245,000	5,702,435
07/15/2025	4.000%		905,000	1,024,742
01/29/2026	4.450%		1,120,000	1,285,328
Ryder System, Inc.
06/09/2023	3.750%		1,609,000	1,732,130
12/01/2023	3.875%		2,315,000	2,523,700
06/01/2025	4.625%		2,395,000	2,757,327
TTX Co.(a)
01/15/2025	3.600%		1,620,000	1,800,163
Total				40,786,588
Treasury 0.1%
Argentine Republic Government International Bond(j)
07/09/2030	0.125%		9,048,513	3,554,938
07/09/2035	0.125%		1,694,235	597,363
Romanian Government International Bond(a),(c)
12/02/2040	2.625%	EUR	1,000,000	1,204,382
Saudi Government International Bond(a)
10/22/2030	3.250%		200,000	219,908
Total				5,576,591

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.7%
America Movil SAB de CV
07/16/2022	3.125%	200,000	208,159
American Tower Corp.
02/15/2024	5.000%	665,000	754,253
Crown Castle International Corp.
07/01/2050	4.150%	375,000	448,107
Digicel Group 0.5 Ltd.(i)
04/01/2024	10.000%	304,399	240,639
Digicel Group 0.5 Ltd.(a),(i)
04/01/2025	8.000%	95,474	35,916
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	1,725,000	1,760,789
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	538,925
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,663,878
Sprint Capital Corp.
11/15/2028	6.875%	1,625,000	2,109,969
03/15/2032	8.750%	275,000	422,141
Sprint Corp.
09/15/2023	7.875%	3,216,000	3,711,309
06/15/2024	7.125%	3,800,000	4,421,281
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	3,402,500	3,438,399
03/20/2025	4.738%	7,340,000	7,936,805
03/20/2028	5.152%	3,085,000	3,577,976
T-Mobile USA, Inc.
03/01/2023	6.000%	524,000	525,357
04/15/2024	6.000%	837,000	852,868
02/01/2028	4.750%	961,000	1,032,354
T-Mobile USA, Inc.(a)
04/15/2027	3.750%	654,000	739,033
02/15/2028	2.050%	607,000	623,670
04/15/2030	3.875%	3,143,000	3,604,845
02/15/2031	2.550%	1,205,000	1,254,657
04/15/2040	4.375%	5,928,000	7,243,078
02/15/2041	3.000%	4,946,000	5,079,745
04/15/2050	4.500%	1,020,000	1,273,796
02/15/2051	3.300%	7,291,000	7,637,437
Vodafone Group PLC
05/30/2048	5.250%	2,440,000	3,330,976
06/19/2049	4.875%	3,295,000	4,303,941
09/17/2050	4.250%	920,000	1,129,703
Total			70,900,006
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.2%
AT&T, Inc.
02/01/2028	1.650%	1,231,000	1,251,119
02/15/2030	4.300%	825,000	986,960
06/01/2031	2.750%	1,389,000	1,476,190
05/15/2035	4.500%	1,110,000	1,345,843
03/01/2037	5.250%	2,205,000	2,857,921
03/01/2039	4.850%	1,086,000	1,361,698
06/01/2041	3.500%	684,000	738,439
02/01/2043	3.100%	1,717,000	1,757,790
06/15/2044	4.800%	8,310,000	10,448,999
06/15/2045	4.350%	2,390,000	2,825,851
05/15/2046	4.750%	2,220,000	2,746,762
06/01/2051	3.650%	3,810,000	4,032,199
AT&T, Inc.(a)
09/15/2053	3.500%	14,489,000	14,852,274
09/15/2055	3.550%	3,950,000	4,058,837
09/15/2059	3.650%	10,939,000	11,160,387
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	414,760
CenturyLink, Inc.
06/15/2021	6.450%	2,000,000	2,053,664
Deutsche Telekom AG(a)
01/21/2050	3.625%	520,000	605,393
Embarq Corp.
06/01/2036	7.995%	1,900,000	2,281,063
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	2,465,000	2,456,005
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,225,000	1,242,994
GCI LLC(a)
10/15/2028	4.750%	1,175,000	1,234,407
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	2,084,303
09/15/2027	4.625%	461,000	480,592
Qwest Corp.
12/01/2021	6.750%	2,375,000	2,495,197
09/15/2025	7.250%	3,978,000	4,665,794
Telecom Italia Capital SA
06/04/2038	7.721%	1,700,000	2,329,245
Verizon Communications, Inc.
02/15/2025	3.376%	2,622,000	2,914,351
12/03/2029	4.016%	530,000	632,247
08/10/2033	4.500%	3,130,000	3,978,671
11/01/2034	4.400%	2,000,000	2,528,387
01/15/2036	4.272%	8,870,000	11,125,681
11/20/2040	2.650%	88,000	90,748
08/21/2046	4.862%	2,265,000	3,110,819
09/15/2048	4.522%	1,570,000	2,091,942
03/22/2050	4.000%	290,000	363,580
11/20/2050	2.875%	8,067,000	8,424,342

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/20/2060	3.000%	553,000	584,273
Verizon Communications, Inc.(a)
10/30/2056	2.987%	369,000	390,100
Total			120,479,827
Total Corporate Bonds & Notes (Cost $3,134,820,049)			3,370,282,438

Foreign Government Obligations(n),(o) 3.2%

Argentina 0.1%
Argentine Republic Government International Bond
07/09/2029	1.000%	771,979	330,174
Argentine Republic Government International Bond(j)
01/09/2038	0.125%	4,472,500	1,777,536
Provincia de Buenos Aires(a),(l)
06/09/2021	0.000%	3,370,000	1,232,748
02/15/2023	0.000%	1,070,000	391,078
YPF SA(a)
03/23/2025	8.500%	323,000	247,213
Total			3,978,749
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	650,000	781,969
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	1,150,020
Brazil 0.2%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,320,000	2,471,239
Brazilian Government International Bond
04/07/2026	6.000%	225,000	267,234
01/13/2028	4.625%	1,650,000	1,834,294
05/30/2029	4.500%	2,000,000	2,212,959
06/12/2030	3.875%	1,450,000	1,515,848
01/20/2034	8.250%	150,000	216,311
01/07/2041	5.625%	800,000	942,103
Centrais Eletricas Brasileiras SA(a)
02/04/2025	3.625%	1,175,000	1,190,127
Petrobras Global Finance BV
05/23/2026	8.750%	400,000	520,532
01/17/2027	7.375%	4,350,000	5,398,053
Total			16,568,700
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	2,200,000	2,293,063
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,437,861
Province of Manitoba
06/22/2026	2.125%	300,000	322,225
Province of Quebec(j)
02/27/2026	7.140%	1,230,000	1,582,235
03/02/2026	7.485%	2,000,000	2,655,820
Total			10,291,204
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	499,000	540,900
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	569,076
08/01/2027	3.625%	740,000	821,786
11/04/2044	4.875%	200,000	254,997
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	806,991
11/06/2029	5.250%	450,000	526,231
Total			3,519,981
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	605,000	676,542
04/25/2027	3.875%	1,599,000	1,752,757
03/15/2029	4.500%	250,000	284,866
01/30/2030	3.000%	200,000	207,827
06/15/2045	5.000%	1,569,000	1,890,004
05/15/2049	5.200%	826,000	1,035,433
Ecopetrol SA
04/29/2030	6.875%	2,000,000	2,539,662
Total			8,387,091
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	551,295
01/26/2024	6.000%	500,000	575,298
01/26/2024	6.000%	300,000	345,179
Total			1,471,772
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	1,333,333	1,364,982
05/06/2021	7.500%	33,333	34,125
01/27/2025	5.500%	100,000	108,905
01/27/2025	5.500%	100,000	108,905
01/29/2026	6.875%	1,000,000	1,159,090
01/25/2027	5.950%	450,000	506,394
07/19/2028	6.000%	1,684,000	1,919,003
07/19/2028	6.000%	1,400,000	1,595,371

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/30/2030	4.500%	2,225,000	2,335,870
Total			9,132,645
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	650,000	678,483
06/11/2025	5.875%	250,000	264,263
01/31/2027	7.500%	2,750,000	3,084,657
02/21/2028	6.588%	600,000	642,135
05/29/2032	7.625%	1,350,000	1,476,122
Total			6,145,660
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,617,461
Gabon 0.0%
Gabon Government International Bond(a)
02/06/2031	6.625%	320,000	315,018
Ghana 0.0%
Ghana Government International Bond(a)
02/11/2027	6.375%	3,200,000	3,220,683
Hong Kong 0.0%
CNAC HK Finbridge Co., Ltd.(a)
03/14/2028	5.125%	1,850,000	2,024,978
06/19/2029	3.875%	400,000	407,954
Total			2,432,932
Hungary 0.0%
Hungary Government International Bond
11/22/2023	5.750%	2,000,000	2,286,760
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	925,754
02/01/2028	3.875%	1,025,000	1,125,848
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	655,531
Total			2,707,133
Indonesia 0.3%
Indonesia Government International Bond
02/14/2030	2.850%	560,000	607,862
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,587,596
07/18/2047	4.750%	1,000,000	1,273,030
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,553,793
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%		500,000	584,697
02/20/2029	4.450%		1,400,000	1,655,201
PT Hutama Karya Persero(a)
05/11/2030	3.750%		800,000	890,242
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		770,000	959,314
PT Pertamina Persero(a)
01/21/2030	3.100%		1,200,000	1,283,992
01/21/2030	3.100%		625,000	668,746
08/25/2030	3.100%		2,174,000	2,328,182
05/20/2043	5.625%		250,000	312,014
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%		525,000	581,605
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		5,000,000	5,559,530
05/21/2028	5.450%		2,000,000	2,405,287
05/21/2028	5.450%		500,000	601,322
01/25/2029	5.375%		200,000	241,335
Total				23,093,748
Iraq 0.0%
Iraq International Bond(a)
03/09/2023	6.752%		1,300,000	1,260,287
01/15/2028	5.800%		703,125	646,908
Total				1,907,195
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%		3,100,000	3,574,801
Italy 0.3%
Republic of Italy
09/27/2023	6.875%		15,850,000	18,476,017
Republic of Italy Government International Bond
06/15/2033	5.375%		8,270,000	10,702,736
Total				29,178,753
Ivory Coast 0.0%
Ivory Coast Government International Bond(a),(c)
01/30/2032	4.875%	EUR	1,350,000	1,605,367
Ivory Coast Government International Bond(a),(j)
12/31/2032	5.750%		1,162,000	1,162,027
Total				2,767,394
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%		600,000	641,851

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,648,334
03/12/2024	3.000%	400,000	431,273
Total			2,721,458
Jordan 0.0%
Jordan Government International Bond(a)
07/07/2030	5.850%	500,000	533,689
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	1,074,989
04/19/2027	4.750%	1,725,000	1,988,828
04/19/2027	4.750%	300,000	345,883
04/24/2030	5.375%	2,362,000	2,898,561
04/24/2030	5.375%	500,000	613,582
04/19/2047	5.750%	779,000	1,028,725
Total			7,950,568
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%	400,000	434,471
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(j)
Subordinated
08/11/2026	3.800%	400,000	401,850
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,435,296
07/31/2047	5.500%	2,150,000	2,108,159
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,733,279
05/24/2031	2.659%	1,228,000	1,230,208
05/24/2061	3.771%	550,000	549,824
Pemex Project Funding Master Trust
01/21/2021	5.500%	1,600,000	1,605,960
06/15/2038	6.625%	50,000	43,630
Petroleos Mexicanos
12/20/2022	1.700%	256,250	256,209
08/04/2026	6.875%	2,750,000	2,845,743
03/13/2027	6.500%	15,903,000	15,957,299
01/23/2029	6.500%	625,000	608,125
01/28/2031	5.950%	3,300,000	3,070,122
06/15/2035	6.625%	1,850,000	1,706,545
01/23/2045	6.375%	940,000	789,787
01/23/2046	5.625%	300,000	240,059
09/21/2047	6.750%	5,135,000	4,400,666
02/12/2048	6.350%	770,000	645,566
01/23/2050	7.690%	2,636,000	2,430,637
01/28/2060	6.950%	800,000	685,978
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos(a)
10/16/2025	6.875%	950,000	989,301
Total			43,734,243
Netherlands 0.2%
Petrobras Global Finance BV
02/01/2029	5.750%	3,900,000	4,509,698
01/15/2030	5.093%	1,057,000	1,160,295
01/03/2031	5.600%	4,000,000	4,525,158
03/19/2049	6.900%	4,840,000	5,861,314
Total			16,056,465
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	932,541
11/18/2049	3.250%	1,540,000	1,705,201
Total			2,637,742
Oman 0.1%
Oman Government International Bond(a)
10/28/2027	6.750%	2,000,000	2,081,514
10/28/2032	7.375%	2,000,000	2,097,078
Total			4,178,592
Panama 0.1%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	871,607
Panama Government International Bond
03/16/2025	3.750%	200,000	219,076
01/23/2030	3.160%	1,350,000	1,480,251
01/26/2036	6.700%	840,000	1,233,272
Total			3,804,206
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	400,000	426,529
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	400,000	450,785
09/28/2027	2.400%	600,000	609,236
Peruvian Government International Bond
08/25/2027	4.125%	1,272,000	1,479,215
06/20/2030	2.844%	790,000	861,076
03/14/2037	6.550%	1,785,000	2,661,339
11/18/2050	5.625%	150,000	229,812
Peruvian Government International Bond(c)
12/01/2032	1.862%	825,000	819,747
12/01/2060	2.780%	600,000	593,387

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos del Peru SA(a)
06/19/2032	4.750%	3,150,000	3,590,868
Total			11,295,465
Philippines 0.0%
Philippine Government International Bond
01/14/2029	3.750%	1,100,000	1,281,851
01/15/2032	6.375%	400,000	570,925
10/23/2034	6.375%	275,000	403,647
Total			2,256,423
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	317,480
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,494,687
Qatar Government International Bond(a)
04/23/2028	4.500%	1,106,000	1,338,384
06/02/2046	4.625%	642,000	864,543
04/23/2048	5.103%	1,910,000	2,733,555
Total			6,431,169
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	163,509
06/15/2048	5.125%	4,400,000	5,656,695
Total			5,820,204
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	800,000	910,349
Gazprom PJSC Via Gaz Capital SA(a)
03/23/2027	4.950%	1,150,000	1,296,327
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	3,400,000	3,507,890
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	200,000	219,534
05/27/2026	4.750%	1,600,000	1,844,186
06/23/2027	4.250%	1,200,000	1,361,160
03/21/2029	4.375%	600,000	694,640
04/04/2042	5.625%	800,000	1,094,162
Total			10,928,248
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	1,000,000	1,013,677
04/16/2039	4.250%	200,000	233,248
11/24/2050	3.250%	2,285,000	2,298,076
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
04/17/2025	4.000%	2,530,000	2,825,059
03/04/2028	3.625%	400,000	446,455
04/17/2030	4.500%	750,000	901,726
02/03/2032	2.750%	300,000	315,865
10/26/2046	4.500%	230,000	282,504
01/21/2055	3.750%	200,000	222,534
Total			8,539,144
Serbia 0.0%
Serbia International Bond(a),(c)
12/01/2030	2.125%	2,870,000	2,828,478
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	2,300,000	2,289,793
01/26/2021	5.750%	1,000,000	995,562
08/06/2023	6.750%	200,000	204,625
02/11/2025	7.125%	950,000	977,884
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,225,000	1,235,079
09/30/2029	4.850%	3,525,000	3,626,397
09/30/2049	5.750%	650,000	627,177
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,166,204
Total			11,122,721
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	400,682
Korea Development Bank (The)
09/14/2022	3.000%	200,000	209,113
Total			609,795
Sri Lanka 0.0%
Sri Lanka Government International Bond(a)
01/18/2022	5.750%	1,600,000	1,292,065
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,424,049
03/23/2023	3.250%	680,000	664,777
02/05/2025	7.375%	1,479,000	1,606,532
10/14/2025	6.375%	400,000	419,761
10/09/2026	4.875%	2,275,000	2,228,002
Turkiye Vakiflar Bankasi TAO(a)
02/05/2025	5.250%	500,000	483,271
Total			8,826,392

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.2%
Ukraine Government International Bond(a)
09/01/2021	7.750%	2,710,000	2,808,302
09/01/2022	7.750%	2,410,000	2,565,359
02/01/2024	8.994%	1,400,000	1,564,533
09/01/2025	7.750%	3,050,000	3,349,944
11/01/2028	9.750%	3,850,000	4,581,333
Total			14,869,471
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	1,129,000	1,216,667
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	842,166
DP World Ltd.(a)
07/02/2037	6.850%	300,000	397,916
Total			2,456,749
United Kingdom 0.0%
Gazprom PJSC via Gaz Finance PLC(a),(j)
12/31/2049	4.599%	2,425,000	2,532,877
United States 0.0%
Citgo Holding, Inc.(a)
08/01/2024	9.250%	375,000	334,660
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	859,103	1,008,335
01/23/2031	4.375%	615,000	744,631
04/20/2055	4.975%	1,000,000	1,363,996
Total			3,116,962
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	429,910
04/28/2025	3.250%	300,000	322,432
Total			752,342
Total Foreign Government Obligations (Cost $294,714,656)			311,338,277

Inflation-Indexed Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Inflation-Indexed Bond
07/15/2030	0.125%	11,093,778	12,297,101
02/15/2050	0.250%	4,678,254	5,549,699
Total			17,846,800
Total Inflation-Indexed Bonds (Cost $17,086,424)			17,846,800

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
Chicago O’Hare International Airport
Refunding Revenue Bonds
Taxable Senior Lien
Series 2018C
01/01/2049	4.472%	1,630,000	2,046,400
01/01/2054	4.572%	1,630,000	2,085,878
City of Los Angeles Department of Airports(p)
Revenue Bonds
Senior Series 2020C
05/15/2039	5.000%	1,175,000	1,502,331
County of Miami-Dade Aviation(p)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	1,100,000	1,327,975
Greater Orlando Aviation Authority(p)
Revenue Bonds
Series 2019A
10/01/2049	4.000%	1,055,000	1,198,185
San Francisco City & County Airport Commission - San Francisco International Airport(p)
Revenue Bonds
Series 2019A
05/01/2049	5.000%	1,195,000	1,465,536
Total			9,626,305
Higher Education 0.1%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Taxable Washington University
Series 2017
08/15/2057	3.652%	1,045,000	1,314,391
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	6,263,787

48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	3,641,616
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	931,987
Total			12,151,781
Hospital 0.1%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,450,000	6,990,059
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,439,882
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,698,802
Total			8,138,684
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(q)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,740,000	3,015,288
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,893,710
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	1,053,391
New York State Dormitory Authority
Refunding Revenue Bonds
Group 4
Series 2020A
03/15/2044	4.000%	3,400,000	4,006,594
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,346,450
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,436,800
Total			11,736,945
State General Obligation 0.0%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	3,825,000	4,165,616
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	1,340,000	1,502,515
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	3,318,778
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,477,012
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	960,593
Total			6,756,383
Water & Sewer 0.1%
City of San Francisco Public Utilities Commission Water
Refunding Revenue Bonds
Taxable Green Bonds
11/01/2041	2.825%	2,565,000	2,624,944
New York City Water & Sewer System
Refunding Revenue Bonds
2nd General Resolution
Subordinated Series 2020
06/15/2050	4.000%	1,005,000	1,197,448

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd General Resolution
Series 2020GG
06/15/2050	4.000%	600,000	709,668
Total			4,532,060
Total Municipal Bonds (Cost $62,229,824)			68,615,636

Residential Mortgage-Backed Securities - Agency 17.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2022- 08/01/2022	8.500%	1,239	1,263
08/01/2024- 02/01/2025	8.000%	9,826	10,589
10/01/2028- 07/01/2032	7.000%	159,893	186,179
03/01/2031- 03/01/2047	3.000%	31,497,210	33,099,698
10/01/2031- 07/01/2037	6.000%	580,819	689,173
04/01/2033- 09/01/2039	5.500%	1,005,018	1,176,751
05/01/2033- 01/01/2050	3.500%	100,065,348	108,524,003
10/01/2039- 08/01/2048	5.000%	1,947,397	2,186,794
09/01/2040- 04/01/2049	4.000%	28,925,651	31,612,476
09/01/2040- 10/01/2048	4.500%	8,734,244	9,537,456
06/01/2050	2.500%	16,753,549	17,573,842
CMO Series 2060 Class Z
05/15/2028	6.500%	116,390	132,586
CMO Series 2310 Class Z
04/15/2031	6.000%	92,519	105,661
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,820,358
CMO Series 2882 Class ZC
11/15/2034	6.000%	4,568,600	5,332,057
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,553,992	3,228,780
CMO Series 3028 Class ZE
09/15/2035	5.500%	131,012	151,543
CMO Series 3032 Class PZ
09/15/2035	5.800%	312,649	439,673
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,878,303	8,826,751
CMO Series 3121 Class EZ
03/15/2036	6.000%	124,790	146,859
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3181 Class AZ
07/15/2036	6.500%	67,477	79,169
CMO Series 353 Class 300
12/15/2046	3.000%	10,417,454	11,194,774
CMO Series 3740 Class BA
10/15/2040	4.000%	2,868,698	3,225,742
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	2,189,600
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,587,930
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,398,031	7,321,817
CMO Series 3769 Class ZC
12/15/2040	4.500%	5,780,040	6,527,110
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,602,915	2,982,243
CMO Series 3841 Class JZ
04/15/2041	5.000%	603,952	700,303
CMO Series 3888 Class ZG
07/15/2041	4.000%	1,072,862	1,204,859
CMO Series 3926 Class NY
09/15/2041	4.000%	950,517	1,048,467
CMO Series 3928 Class MB
09/15/2041	4.500%	2,345,862	2,631,324
CMO Series 3934 Class CB
10/15/2041	4.000%	5,813,668	6,469,850
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,422,969	1,611,916
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,491,592
CMO Series 4027 Class AB
12/15/2040	4.000%	2,699,526	2,965,391
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	948,266
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,367,965	5,961,143
CMO Series 4057 Class ZL
06/15/2042	3.500%	10,269,685	11,282,681
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,822,343
CMO Series 4077 Class KM
11/15/2041	3.500%	519,201	545,589
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	7,102,330
CMO Series 4182 Class QN
02/15/2033	3.000%	4,159,898	4,366,594

50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,891,689
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,466,218
CMO Series 4396 Class PZ
06/15/2037	3.000%	741,715	811,435
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,944,985
CMO Series 4440 Class ZX
01/15/2045	4.000%	11,323,068	13,031,430
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,999,092	5,674,064
CMO Series 4495 Class PA
09/15/2043	3.500%	350,471	367,044
CMO Series 4496 Class PZ
07/15/2045	2.500%	654,637	699,107
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,868,464
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,505,640
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,390,353	3,717,642
CMO Series 4758 Class HA
06/15/2045	4.000%	1,691,862	1,740,201
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	5,043,918
CMO Series 4771 Class HZ
03/15/2048	3.500%	8,807,040	9,810,698
CMO Series 4774 Class KA
12/15/2045	4.500%	3,725,944	3,880,830
CMO Series 4776 Class DW
09/15/2044	4.000%	10,000,000	10,161,173
CMO Series 4787 Class PY
05/15/2048	4.000%	3,600,000	3,830,065
CMO Series 4793 Class CD
06/15/2048	3.000%	2,402,062	2,516,629
CMO Series 4800 Class KG
11/15/2045	3.500%	3,094,497	3,162,294
CMO Series 4839 Class A
04/15/2051	4.000%	4,663,969	5,116,464
CMO Series 4846 Class MC
06/15/2046	4.000%	5,875,811	6,007,830
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,027,840	1,098,883
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
-1.0 x 1-month USD LIBOR + 6.100% 11/15/2043	5.959%	24,877,118	4,983,198
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	1.448%	121,002	121,994
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	0.598%	198,869	199,231
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	0.548%	459,981	460,269
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	0.398%	222,014	222,107
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	0.348%	390,607	388,743
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	19.445%	480,838	749,500
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	23.289%	858,314	1,454,592
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	0.848%	829,835	842,160
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	1.399%	380,359	392,642
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	1.148%	1,314,654	1,344,730
CMO Series 3785 Class LS
-2.0 x 1-month USD LIBOR + 9.900% Cap 9.900% 01/15/2041	9.603%	2,032,007	2,532,245

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	46,135	51,173
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.549%	297,191	296,583
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	0.448%	151,673	151,849
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	6.502%	6,159,957	1,304,894
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.002%	8,613,118	1,508,588
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	5.747%	2,865,930	603,584
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	6.502%	4,133,770	818,129
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	5.802%	6,204,948	1,261,461
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	6.452%	16,488,318	2,110,701
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	5.402%	7,530,512	1,324,656
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	5.952%	12,956,157	2,630,844
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	5.952%	20,896,120	3,813,151
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	5.900%	30,355,690	5,721,489
Federal Home Loan Mortgage Corp.(d),(g)
CMO Series 3833 Class LI
10/15/2040	2.765%	11,029,299	680,051
Federal Home Loan Mortgage Corp.(g)
CMO Series 4146 Class IA
12/15/2032	3.500%	9,006,937	971,341
CMO Series 4186 Class IB
03/15/2033	3.000%	8,912,328	839,586
CMO Series 4627 Class PI
05/15/2044	3.500%	8,416,426	544,842
CMO Series 4698 Class BI
07/15/2047	5.000%	22,279,844	4,216,960
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 5048 Class HI
01/15/2042	4.500%	4,665,000	890,723
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(g)
CMO Series K051 Class X1
09/25/2025	0.676%	18,526,772	418,549
CMO Series K058 Class X1
08/25/2026	1.053%	2,435,762	113,278
CMO Series KW02 Class X1
12/25/2026	0.425%	10,968,342	122,294
Federal National Mortgage Association
04/01/2023	8.500%	12	12
06/01/2024	9.000%	435	439
02/01/2025- 08/01/2027	8.000%	21,355	23,521
03/01/2026- 07/01/2038	7.000%	567,844	682,907
04/01/2027- 06/01/2032	7.500%	41,931	47,615
05/01/2029- 10/01/2040	6.000%	1,900,256	2,244,724
08/01/2029- 03/01/2050	3.000%	65,796,664	69,001,210
01/01/2031	2.500%	2,420,390	2,574,102

52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2033- 04/01/2041	5.500%	926,886	1,084,078
10/01/2033- 06/01/2049	3.500%	106,587,339	114,637,890
07/01/2039- 10/01/2041	5.000%	3,731,480	4,328,196
08/01/2040- 11/01/2040	2.000%	24,489,057	25,488,061
10/01/2040- 06/01/2056	4.500%	15,031,645	16,647,532
02/01/2041- 06/01/2047	4.000%	60,517,261	66,600,983
CMO Series 2003-22 Class Z
04/25/2033	6.000%	133,098	154,814
CMO Series 2003-33 Class PT
05/25/2033	4.500%	6,957	7,795
CMO Series 2003-82 Class Z
08/25/2033	5.500%	136,137	157,983
CMO Series 2005-110 Class GL
12/25/2035	5.500%	1,581,151	1,796,033
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	785,786	914,847
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	939,894
CMO Series 2009-111 Class DA
12/25/2039	5.000%	8,870	8,892
CMO Series 2010-139 Class HA
11/25/2040	4.000%	2,000,000	2,255,773
CMO Series 2010-37 Class A1
05/25/2035	5.410%	589,040	618,068
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	1,024,719
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	6,229,530	6,955,039
CMO Series 2011-53 Class WT
06/25/2041	4.500%	537,964	610,482
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	1,120,500
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	12,335,969	13,666,976
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,818,673	9,555,657
CMO Series 2012-94
09/25/2042	3.500%	5,336,789	5,918,937
CMO Series 2013-106 Class LA
08/25/2041	4.000%	3,040,422	3,395,004
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	14,878,281	15,679,016
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-16 Class GD
03/25/2033	3.000%	7,959,554	8,263,738
CMO Series 2013-66 Class AP
05/25/2043	6.000%	994,854	1,141,062
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	2,181,345
CMO Series 2016-9 Class A
09/25/2043	3.000%	376,096	382,524
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	675,486
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	1,197,292
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,560,283
CMO Series 2018-38 Class PA
06/25/2047	3.500%	1,824,713	1,891,782
CMO Series 2018-55 Class PA
01/25/2047	3.500%	6,688,966	6,951,090
CMO Series 2018-64 Class ET
09/25/2048	3.000%	7,684,788	8,080,051
CMO Series 2018-94D Class KD
12/25/2048	3.500%	3,107,258	3,253,363
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	5,254,678	5,863,031
CMO Series 98-17 Class Z
04/18/2028	6.500%	94,409	105,594
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Floor 1.445%, Cap 9.870% 04/01/2034	1.865%	86,766	87,159
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	0.486%	156,330	156,291
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	0.350%	650,023	647,084
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	15.344%	210,182	291,861
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	0.640%	257,542	259,606

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	38.279%	81,147	152,647
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	32.249%	429,723	861,215
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	9.702%	966,640	1,150,632
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	0.700%	281,028	283,737
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	0.650%	1,553,331	1,564,859
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	1,429,926	1,537,482
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2039	0.600%	297,623	297,934
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	968,825	1,050,994
Federal National Mortgage Association(b),(g)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	7.450%	1,826,294	448,479
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	6.440%	1,373,414	295,638
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	6.050%	4,387,612	918,990
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	6.100%	6,832,341	1,289,899
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	6.450%	5,416,621	1,330,741
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	6.100%	10,467,315	2,180,565
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	6.300%	2,587,157	511,654
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	5.780%	8,690,571	1,542,569
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	6.550%	4,872,998	460,237
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	6.000%	7,975,849	1,441,320
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	6.050%	9,056,635	1,307,973
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	6.000%	19,905,750	4,455,655

54	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	6.550%	5,366,275	1,395,892
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	5.950%	9,773,417	1,831,942
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	6.550%	8,088,040	1,506,998
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	5.950%	8,277,015	1,585,776
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	5.950%	3,783,803	707,601
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.950%	10,969,312	2,244,824
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	5.950%	35,392,694	7,306,001
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	6.100%	10,473,235	2,016,539
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	5.950%	14,171,833	2,860,244
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	5.950%	8,882,289	1,950,870
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	6.500%	6,796,546	1,361,470
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	6.000%	9,729,245	1,943,247
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.750%	12,366,169	1,143,921
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	6.100%	8,076,415	1,733,161
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	6.050%	5,583,263	1,100,638
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	6.000%	24,297,648	5,110,303
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	5.950%	23,925,365	4,692,513
Federal National Mortgage Association(g)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	6,639,289	850,584
CMO Series 2013-23 Class AI
03/25/2043	5.000%	9,575,554	1,772,391
CMO Series 2013-35 Class IB
04/25/2033	3.000%	11,030,900	1,159,745
CMO Series 2013-41 Class HI
02/25/2033	3.000%	12,013,624	1,071,862
CMO Series 2020-42 Class AI
06/25/2050	2.500%	23,577,846	3,049,926
CMO Series 2020-72 Class LI
12/25/2040	5.000%	6,000,000	1,728,580
CMO Series 385 Class 8
12/25/2037	5.500%	3,712,771	775,856

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(d)
CMO Series 2016-40 Class GA
07/25/2046	2.976%	8,167,709	8,555,261
Federal National Mortgage Association(r)
CMO Series G93-28 Class E
07/25/2022	0.000%	48,941	48,666
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	6,372,369	7,091,407
05/20/2041- 08/20/2048	4.500%	11,536,342	12,547,352
02/15/2042- 10/20/2048	4.000%	15,949,210	17,169,984
03/20/2046- 07/20/2049	3.500%	33,523,406	35,838,020
12/20/2046- 10/20/2049	3.000%	18,439,154	19,495,505
04/20/2061	4.310%	2,348	2,576
01/20/2062- 06/20/2062	4.700%	1,837	1,896
07/20/2062	4.630%	1,519	1,601
08/20/2062	4.262%	3,368	3,419
10/20/2062	4.043%	4,423	4,612
01/20/2064	4.667%	307,253	330,603
02/20/2064	4.612%	433,088	477,416
12/20/2064	4.615%	3,937,893	4,405,995
02/20/2065- 01/20/2066	4.567%	1,298,607	1,434,973
01/20/2066	4.538%	2,279,695	2,561,895
08/20/2066	4.647%	976,898	1,117,956
01/20/2067	4.591%	352,717	389,386
04/20/2067	4.531%	2,487,594	2,842,119
08/20/2067	4.632%	2,152,856	2,500,360
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,383,834	1,906,281
CMO Series 2009-104 Class YD
11/20/2039	5.000%	2,531,832	2,885,798
CMO Series 2009-55 Class LX
07/20/2039	5.000%	2,919,190	3,270,942
CMO Series 2009-67 Class DB
08/20/2039	5.000%	3,348,763	3,801,673
CMO Series 2010-108 Class WL
04/16/2040	4.000%	3,425,060	3,776,620
CMO Series 2010-120 Class AY
09/20/2040	4.000%	3,265,209	3,653,481
CMO Series 2010-135 Class PE
10/16/2040	4.000%	7,364,837	8,228,031
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,452,714
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	821,071	882,750
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	39,264	39,346
CMO Series 2014-3 Class EP
02/16/2043	2.750%	10,854,560	11,474,317
CMO Series 2018-115 Class DE
08/20/2048	3.500%	3,862,980	4,119,125
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	792,715
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	776,502	861,485
CMO Series 2019-H17
03/20/2069	3.000%	1,490,789	1,600,114
Government National Mortgage Association(d)
05/20/2062	3.992%	5,396	5,814
03/20/2063	3.974%	7,206	7,363
04/20/2063	4.046%	5,158	5,550
04/20/2063	4.793%	193	205
01/20/2064	4.175%	2,318	2,423
05/20/2064	4.664%	275,866	301,454
06/20/2064	4.275%	285,350	310,922
01/20/2066	4.567%	621,066	699,696
02/20/2066	4.455%	3,218,374	3,646,846
02/20/2066	4.469%	1,750,924	1,987,765
04/20/2066	4.557%	2,298,537	2,575,003
07/20/2066	4.653%	446,340	492,362
12/20/2066	4.393%	427,756	489,939
12/20/2066	4.540%	517,819	590,489
12/20/2066	4.566%	1,869,407	2,058,343
04/20/2067	4.555%	407,626	448,026
06/20/2067	4.445%	1,472,056	1,681,465
06/20/2067	4.612%	664,507	760,226
08/20/2067	4.626%	682,854	737,370
08/20/2067	4.656%	292,346	342,924
CMO Series 2010-H17 Class XQ
07/20/2060	5.291%	19,583	20,981
CMO Series 2017-H04 Class DA
12/20/2066	4.351%	2,766	2,894
Series 2003-72 Class Z
11/16/2045	5.293%	442,360	486,837
Government National Mortgage Association(b)
1-year CMT + 1.135% 03/20/2066	1.265%	417,433	421,814
1-year CMT + 0.685% 04/20/2066	0.823%	617,220	619,978
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	12.182%	144,787	158,219

56	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	38.781%	854,497	1,806,863
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	0.696%	731,500	733,709
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	0.490%	280,024	279,653
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	0.597%	168,188	167,382
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	0.700%	222,397	223,002
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.840%	4,874	4,907
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.790%	4,345	4,369
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	0.840%	27,934	28,211
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	0.396%	271,045	271,141
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	0.480%	301,676	301,253
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.540%	21,601	21,595
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	0.540%	1,662,628	1,661,787
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	0.610%	1,484,192	1,485,989
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	0.690%	541,491	542,742
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	0.640%	494,213	495,050
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	0.740%	3,760,877	3,771,229
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	0.740%	347,609	348,683
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	0.840%	21,997	22,112
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	0.790%	3,934,323	3,952,971
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	0.440%	3,609,452	3,598,270
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	0.590%	763,811	763,428
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	0.540%	3,148,327	3,147,357
Government National Mortgage Association(b),(g)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	4.854%	13,577,433	2,128,590
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	5.804%	7,869,375	1,578,429

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	6.454%	4,118,043	826,447
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	5.554%	6,912,470	936,673
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	6.054%	17,093,151	3,544,544
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	5.954%	31,587,312	4,491,476
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.954%	23,302,965	3,753,346
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	5.954%	23,666,680	3,455,167
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	5.454%	8,351,066	1,416,324
Government National Mortgage Association(d),(g)
CMO Series 2014-150 Class IO
07/16/2056	0.432%	20,804,709	532,752
CMO Series 2014-H05 Class AI
02/20/2064	1.350%	5,454,498	312,834
CMO Series 2014-H14 Class BI
06/20/2064	1.661%	6,851,275	451,092
CMO Series 2014-H15 Class HI
05/20/2064	1.436%	9,314,634	433,730
CMO Series 2014-H20 Class HI
10/20/2064	1.257%	3,440,493	186,156
CMO Series 2015-163 Class IO
12/16/2057	0.769%	3,352,248	134,103
CMO Series 2015-189 Class IG
01/16/2057	0.901%	25,324,697	1,305,339
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-30 Class IO
07/16/2056	0.887%	5,775,023	281,898
CMO Series 2015-32 Class IO
09/16/2049	0.747%	8,059,773	283,225
CMO Series 2015-73 Class IO
11/16/2055	0.716%	5,709,519	224,129
CMO Series 2015-9 Class IO
02/16/2049	0.862%	15,900,892	635,908
CMO Series 2015-H22 Class BI
09/20/2065	1.808%	2,633,978	190,726
CMO Series 2016-72 Class IO
12/16/2055	0.830%	12,695,199	568,763
Government National Mortgage Association(g)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	11,165,152	1,648,738
CMO Series 2017-101 Class AI
07/20/2047	4.000%	8,248,420	1,078,789
CMO Series 2017-52 Class AI
04/20/2047	6.000%	5,818,147	1,079,019
CMO Series 2017-68 Class TI
05/20/2047	5.500%	2,314,790	397,623
CMO Series 2019-108 Class MI
07/20/2049	3.500%	14,940,837	2,534,118
CMO Series 2019-99 Class AI
08/16/2049	4.000%	6,348,819	1,417,126
Government National Mortgage Association TBA(c)
01/21/2044- 12/21/2050	2.500%	57,625,000	60,629,665
12/21/2050- 01/21/2051	2.000%	105,925,000	110,676,700
12/21/2050	3.000%	1,500,000	1,565,625
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,543,484	5,063,027
Uniform Mortgage-Backed Security TBA(c)
01/16/2029- 01/14/2051	2.000%	212,579,000	220,690,146
12/16/2035- 12/14/2050	1.500%	18,185,274	18,547,079
01/13/2044- 12/14/2050	2.500%	90,489,000	94,739,019
Total Residential Mortgage-Backed Securities - Agency (Cost $1,636,121,336)			1,700,382,140

58	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.240% Floor 0.240% 04/25/2036	0.390%	11,519,000	10,777,722
Ajax Mortgage Loan Trust(a),(d)
CMO Series 2019-F Class A1
07/25/2059	2.860%	9,548,232	9,784,459
ASG Resecuritization Trust(a),(d)
CMO Series 2009-2 Class G75
05/24/2036	3.110%	343,649	343,569
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	771,568	784,455
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	635,610	606,153
Banc of America Funding Trust(s)
CMO Series 2006-D Class 3A1
05/20/2036	3.531%	1,131,536	1,135,454
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	0.567%	2,330,356	2,227,366
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,321,935	1,357,356
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	0.300%	2,500,125	2,360,022
Chase Mortgage Finance Corp.(a),(d)
CMO Series 2019-1 Class B2
03/25/2050	3.952%	979,459	1,027,531
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	321,310	325,582
CIM Group(a),(d),(f)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	11,500,000	11,629,950
CIM Trust(a),(b)
CMO Series 2017-1 Class A3
1-month USD LIBOR + 3.500% Floor 3.500% 01/25/2057	3.650%	11,000,000	11,251,247
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	2.155%	4,610,298	4,640,803
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.231%	6,905,539	6,785,923
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	10,124,491	10,157,446
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.833%	875,931	926,553
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,148,321
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	10,014,024	10,128,986
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	6,865,222	6,941,878
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	460,591	473,409
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-12 Class 3A1
10/25/2035	3.550%	399,529	400,569
CMO Series 2015-A Class A4
06/25/2058	4.250%	245,572	260,560
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	2,000,000	2,029,161
CMO Series 2020-1R Class A2
09/25/2065	1.512%	887,356	887,454
COLT Mortgage Loan Trust(a)
Subordinated CMO Series 2019-4 Class A3
11/25/2049	2.988%	1,179,783	1,190,828
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	2.600%	1,560,155	1,552,332
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% Floor 2.300% 08/25/2031	2.450%	1,076,254	1,070,858
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	2.150%	1,000,000	986,319
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	3.800%	1,500,000	1,472,393
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.800%	1,500,000	1,481,030

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-R07 Class 1M2
1-month USD LIBOR + 2.400% 04/25/2031	2.550%	2,141,580	2,130,654
Subordinated CMO Series 2019-R03 Class 1M2
1-month USD LIBOR + 2.150% 09/25/2031	2.300%	2,507,866	2,492,274
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	4.250%	2,000,000	1,960,048
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.346%	481,282	441,389
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2011-12R Class 3A1
07/27/2036	2.666%	26,781	26,741
Credit-Based Asset Servicing & Securitization LLC(d)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,901,150	1,754,678
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	4,760,971	4,779,978
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	9,475,185	10,391,513
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	2,774,078	2,819,759
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2018-2A Class M1
04/25/2058	4.375%	1,000,000	1,020,747
CMO Series 2019-1A Class M1
01/25/2059	4.402%	2,500,000	2,512,136
CMO Series 2020-1 Class M1
01/25/2060	3.010%	1,000,000	976,875
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,915,000	2,027,851
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	0.440%	1,489,050	1,448,421
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	0.350%	2,304,833	2,037,074
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.950%	493,283	490,959
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	4.150%	2,110,992	2,146,814
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.150%	377,073	386,573
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% 07/25/2025	5.150%	779,971	801,078
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.850%	1,782,699	1,901,515
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	5.700%	1,680,311	1,787,682
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	4.400%	2,176,693	2,271,838
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	3.800%	3,163,146	3,214,395
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.150%	3,833,228	3,877,083
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	3.000%	3,297,763	3,310,073
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	2.800%	1,867,091	1,871,643
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.950%	560,066	562,907
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	2.650%	2,193,487	2,182,502
CMO Series 2018-C01 Class 1M2
1-month USD LIBOR + 2.250% Floor 2.250% 07/25/2030	2.400%	3,216,789	3,196,819
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	2.150%	2,261,800	2,222,152

60	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	2.250%	4,081,590	4,009,347
Federal Home Loan Mortgage Corp.(a),(b)
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	2.050%	300,000	296,995
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.150%	2,782,256	2,839,401
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	5.700%	4,149,316	4,374,260
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	2.650%	3,000,000	3,039,646
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	2.800%	2,875,249	2,873,426
CMO Series 2017-HQA3 Class M2
1-month USD LIBOR + 2.350% 04/25/2030	2.500%	2,852,854	2,886,340
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	2.450%	1,582,496	1,564,764
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	5.300%	1,983,060	2,078,532
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	2.800%	886,694	881,139
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	2.200%	1,447,339	1,424,707
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	2.000%	3,000,000	2,962,056
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.250%	3,500,000	3,499,995
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	0.360%	1,797,953	1,638,301
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	0.250%	4,002,795	2,451,434
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	3.787%	278,723	172,563
Flagstar Mortgage Trust(a),(d)
CMO Series 2019-2 Class B1
12/25/2049	4.122%	916,940	983,868
CMO Series 2020-2 Class A4
08/01/2050	3.000%	1,346,008	1,363,202
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.536%	957,286	1,001,497
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.122%	980,685	1,036,248
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-HQA3 Class M2
1-month USD LIBOR + 3.600% 07/25/2050	3.750%	6,455,000	6,546,815
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	4.050%	1,764,485	1,790,899
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.150%	4,000,000	4,037,778
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.691%	8,755,000	8,755,257
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.091%	1,805,000	1,812,120
Galton Funding Mortgage Trust(a),(d)
CMO Series 2018-2 Class B2
10/25/2058	4.750%	486,190	522,297
CMO Series 2019-1 Class A21
02/25/2059	4.500%	1,095,286	1,133,974
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,660,978	1,793,828
CMO Series 2019-1 Class B2
02/25/2059	4.500%	932,765	993,235
GCAT LLC(a),(d)
CMO Series 2019-4 Class A1
11/26/2049	3.228%	9,003,734	8,966,164

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ1 Class A1
08/25/2049	4.000%	352,071	361,238
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	207,084	211,591
CMO Series 2020-PJ2 Class A4
07/25/2050	3.500%	1,424,197	1,448,620
CMO Series 2020-PJ4 Class A4
01/25/2051	3.000%	904,164	928,566
GS Mortgage-Backed Securities Corp. Trust(d)
CMO Series 2020-PJ5 Class A4
03/27/2051	3.000%	1,993,260	2,033,811
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	1.020%	1,582,764	1,563,249
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.259%	1,268,692	1,046,292
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.350%	7,485,369	6,665,205
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	732,525	743,514
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	0.510%	5,920,000	5,782,454
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	0.430%	4,663,821	4,522,101
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	0.410%	3,743,998	3,702,411
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	178,628	164,937
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	30,271	28,419
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(a),(d)
CMO Series 2017-3 Class 1A13
08/25/2047	3.500%	1,899,555	1,952,750
CMO Series 2017-4 Class A7
11/25/2048	3.500%	500,000	514,628
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	627,853	647,008
CMO Series 2019-1 Class A3
05/25/2049	4.000%	1,739,873	1,799,317
CMO Series 2019-2 Class A3
08/25/2049	4.000%	745,051	772,763
CMO Series 2019-3 Class A3
09/25/2049	4.000%	235,847	244,693
CMO Series 2019-5 Class A3
11/25/2049	4.000%	1,584,500	1,640,034
CMO Series 2019-8 Class A15
03/25/2050	3.500%	837,312	863,385
CMO Series 2019-9 Class B2A
05/25/2050	3.516%	1,472,877	1,549,390
CMO Series 2019-HYB1 Class B1
10/25/2049	3.906%	982,081	1,030,316
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	589,673	611,786
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	1,075,679	1,107,067
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	438,743	450,069
CMO Series 2019-LTV3 Class B3
03/25/2050	4.548%	1,645,292	1,730,937
CMO Series 2020-1 Class A15
06/25/2050	3.500%	2,114,608	2,180,283
CMO Series 2020-2 Class A15
07/25/2050	3.500%	1,361,479	1,397,262
CMO Series 2020-5 Class A15
12/25/2050	3.000%	852,643	871,528
CMO Series 2020-5 Class B1
12/25/2050	3.736%	993,181	1,067,115
CMO Series 2020-7 Class A15
01/25/2051	3.000%	1,140,639	1,164,477
CMO Series 2020-8 Class A15
03/25/2051	3.000%	1,963,081	2,006,560
CMO Series 2020-LTV2 Class A1
11/25/2050	3.000%	1,851,453	1,888,988
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.511%	457,415	462,492

62	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.799%	1,374,597	1,443,788
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.815%	564,035	586,333
Subordinated CMO Series 2018-5 Class A13
10/25/2048	3.500%	953,278	997,289
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.245%	1,148,424	1,255,823
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.245%	957,020	996,516
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.634%	2,231,011	2,429,605
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.271%	976,577	1,062,696
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.437%	1,957,796	1,996,614
Subordinated CMO Series 2019-LTV1 Class B1
06/25/2049	4.890%	2,387,918	2,642,629
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.890%	2,048,796	2,233,288
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	976,400	1,061,938
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	976,400	1,045,562
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.624%	1,995,974	2,096,054
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	0.899%	1,389,002	1,384,550
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	58,469	58,575
JPMorgan Trust(a),(d)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.654%	792,286	816,889
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	3,161,966	3,183,687
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	1,676,371	1,681,860
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,596,837	1,604,567
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	2,610,335	2,597,852
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	1,166,589	1,170,231
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	10,579,347	10,667,505
CMO Series 2019-SL1 Class A
12/28/2054	4.000%	725,540	732,263
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	4,531,983	4,562,725
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	3,071,603	3,052,908
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	0.949%	484,376	483,971
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	0.450%	1,591,992	1,571,554
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	0.670%	1,696,800	1,517,519
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	1.020%	1,631,395	1,631,576
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.300%	4,974,929	3,690,778
LSTAR Securities Investment Trust(a),(b)
CMO Series 2019-2 Class A1
1-month USD LIBOR + 1.500% 04/01/2024	1.649%	1,073,471	1,066,770
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	677,936	709,411
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	0.490%	20,027,898	11,393,028
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	424,204	429,473
Morgan Stanley Resecuritization Trust(a),(d)
CMO Series 2015-R4 Class 4B1
08/26/2047	3.186%	4,109,547	4,070,043

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mortgage Repurchase Agreement Financing Trust(a),(b),(f)
CMO Series 2020-3 Class A1
1-month USD LIBOR + 1.250% Floor 1.250% 01/23/2023	1.378%	1,205,000	1,205,000
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2020-4 Class A1
1-month USD LIBOR + 1.350% 04/23/2023	1.478%	1,145,000	1,145,164
CMO Series 2020-4 Class A2
1-month USD LIBOR + 1.350% 04/23/2023	1.478%	2,190,000	2,190,314
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	0.670%	1,063,486	1,061,190
MRA Issuance Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 1.400% 12/08/2020	1.549%	11,059,596	11,060,751
MRA Issuance Trust(a),(b),(e),(f)
CMO Series 2020-7 Class A
1-month USD LIBOR + 1.600% 12/11/2021	1.600%	23,220,000	23,314,320
CMO Series 2020-8 Class A1X
1-month USD LIBOR + 1.750% 09/23/2021	1.907%	9,200,000	9,200,000
CMO Series 2020-8 Class A2
1-month USD LIBOR + 3.000% 09/23/2021	3.157%	5,370,000	5,370,000
CMO Series 2020-9 Class AX
1-month USD LIBOR + 1.750% Floor 1.750% 05/05/2021	1.900%	26,840,000	26,840,000
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	0.900%	2,124,354	2,115,290
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A2
04/25/2049	3.701%	2,040,690	2,084,087
CMO Series 2019-NQM3 Class A3
07/25/2049	3.086%	1,488,477	1,511,706
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.700%	247,864	245,827
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.550%	92,752	92,650
Oaktown Re IV Ltd.(a),(b)
CMO Series 2020-1A Class M1A
1-month USD LIBOR + 3.200% Floor 3.200% 07/25/2030	3.350%	896,445	900,495
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 4.750% Floor 4.750% 07/25/2030	4.900%	2,100,000	2,127,063
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	400,000	399,959
Subordinated CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	3.743%	530,000	530,006
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	634,035	660,228
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	449,360	466,421
CMO Series 2020-EXP3 Class 1A9
01/25/2060	3.000%	927,100	946,672
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	3.548%	125,599	110,505
RALI Trust(d),(g)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.458%	33,081,083	419,141
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.599%	16,085,541	352,947
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.179%	34,767,834	221,739
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.423%	1,018,807	725,081
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.783%	345,139	310,420
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	677,689	745,745

64	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	0.735%	3,967,079	3,933,892
Sequoia Mortgage Trust(a),(d)
CMO Series 2016-3 Class A11
11/25/2046	3.000%	1,176,742	1,194,337
CMO Series 2019-1 Class A1
02/25/2049	4.000%	565,638	577,609
CMO Series 2019-3 Class A2
09/25/2049	3.500%	907,043	930,550
CMO Series 2019-4 Class A19
11/25/2049	3.500%	650,424	663,509
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	1,028,950	1,060,787
CMO Series 2019-CH1 Class B1B
03/25/2049	5.021%	2,911,966	3,179,040
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	795,218	817,887
CMO Series 2020-1 Class A19
02/25/2050	3.500%	600,822	625,207
CMO Series 2020-1 Class A7
02/25/2050	3.500%	1,000,000	1,033,398
CMO Series 2020-2 Class A19
03/25/2050	3.500%	763,347	782,276
CMO Series 2020-3 Class A19
04/25/2050	3.000%	2,532,262	2,594,679
Subordinated CMO Series 2015-1 Class B1
01/25/2045	3.868%	691,231	715,998
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.182%	1,184,680	1,260,172
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.240%	1,926,046	2,023,630
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.410%	695,111	718,004
Sequoia Mortgage Trust(d)
Subordinated CMO Series 2013-3 Class B3
03/25/2043	3.516%	973,740	989,576
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	1,096,654	1,102,718
Station Place Securitization Trust(a),(b)
CMO Series 2020-10 Class A
1-month USD LIBOR + 1.500% Floor 1.500% 05/20/2021	1.651%	8,230,000	8,241,183
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	3.058%	619,148	615,403
CMO Series 2006-5 Class 1A1
06/25/2036	3.739%	1,213,911	1,159,232
Towd Point Mortgage Trust(a),(d)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	3,445,165	3,555,361
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,654,068
Verus Securitization(a),(d)
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	916,242	920,143
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,069,519	2,085,866
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	0.300%	4,092,607	2,573,210
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	2.894%	365,614	374,954
CMO Series 2004-AR4 Class A6
06/25/2034	2.960%	2,931,021	2,956,414
CMO Series 2004-AR7 Class A6
07/25/2034	2.872%	1,280,721	1,298,749
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.675%	3,543,326	3,255,215
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.247%	555,742	511,476
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	0.790%	1,048,478	1,069,556
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	0.690%	3,077,806	2,911,656
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	0.770%	1,132,302	1,103,700
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	0.730%	2,581,171	2,494,154

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	0.790%	777,722	764,291
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	1.684%	1,800,763	1,759,054
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	1.601%	591,683	576,889
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	0.460%	2,558,968	2,430,113
Wells Fargo Mortgage-Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	722,600	739,111
CMO Series 2020-1 Class B2
12/25/2049	3.430%	989,599	1,023,153
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.692%	1,129,076	1,147,368
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.430%	1,982,454	1,984,139
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $547,474,597)			552,761,522

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(t)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.396%	739,375	715,811
Airlines 0.0%
American Airlines, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	1.896%	250,000	209,855
Automotive 0.1%
Clarios Global LP(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.646%	486,071	480,341
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Navistar, Inc.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/06/2024	3.650%	2,500,000	2,483,750
Total			2,964,091
Cable and Satellite 0.0%
Charter Communications Operating LLC/Safari LLC(b),(t)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.900%	248,120	245,058
CSC Holdings LLC(b),(t)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.389%	1,375,500	1,337,963
Total			1,583,021
Chemicals 0.0%
Avantor Funding, Inc.(b),(t)
Tranche B4 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/08/2027	3.500%	1,950,000	1,947,563
Electric 0.0%
Vistra Operations Co., LLC(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.894%	287,617	284,519
Environmental 0.0%
Clean Harbors, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.896%	390,909	389,525
GFL Environmental, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	949,327	946,783
Total			1,336,308
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(t)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	172,241

66	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Delos Finance SARL(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	1.970%	600,000	589,500
Total			761,741
Food and Beverage 0.0%
Hostess Brands LLC(b),(t)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	3.000%	744,361	735,243
Gaming 0.0%
Churchill Downs, Inc.(b),(t)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.150%	390,955	383,460
Health Care 0.0%
Change Healthcare Holdings LLC(b),(t)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	940,917	931,631
Gentiva Health Services, Inc.(b),(t)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	231,067	229,431
IQVIA, Inc./Quintiles IMS(b),(t)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.896%	586,398	578,153
Total			1,739,215
Independent Energy 0.0%
Ascent Resources Utica Holdings(b),(t)
2nd Lien Term Loan
1-month USD LIBOR + 10.000% Floor 1.000% 11/01/2025	10.000%	287,000	303,431
Other Industry 0.0%
PowerTeam Services LLC(b),(t)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	458,435	446,974
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Berry Global, Inc.(b),(t)
Tranche Y Term Loan
1-month USD LIBOR + 2.000% 07/01/2026	2.128%	740,625	726,909
Pactiv Evergreen Inc.(b),(t)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.896%	213,211	210,345
Total			937,254
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.143%	1,211,368	1,196,226
Elanco Animal Health, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.905%	2,734,503	2,690,559
Total			3,886,785
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(t)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.896%	557,656	541,450
Technology 0.0%
CommScope, Inc.(b),(t)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.396%	742,500	729,046
Refinitiv US Holdings, Inc.(a),(b),(t)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	3.396%	750,000	745,042
SS&C Technologies Holdings, Inc.(b),(t)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.896%	131,212	128,966
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.896%	100,760	99,035
Total			1,702,089

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	67

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
SBA Senior Finance II LLC(b),(t)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.900%	728,237	717,248
Wirelines 0.0%
CenturyLink, Inc.(b),(t)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.396%	248,125	242,361
Telenet Financing USD LLC(b),(t)
Tranche AR Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.141%	750,000	734,685
Zayo Group Holdings, Inc.(b),(t)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.146%	1,243,750	1,220,815
Total			2,197,861
Total Senior Loans (Cost $22,844,127)			23,393,919

Treasury Bills 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.0%
U.S. Cash Management Bills
12/15/2020	0.090%	4,480,000	4,479,843
02/02/2021	0.070%	7,255,000	7,254,056
02/09/2021	0.070%	21,335,000	21,331,944
U.S. Treasury Bills
12/17/2020	0.060%	30,845,000	30,844,127
01/07/2021	0.080%	1,930,000	1,929,841
01/14/2021	0.080%	13,260,000	13,258,848
01/19/2021	0.070%	72,145,000	72,138,184
01/21/2021	0.060%	7,495,000	7,494,390
03/11/2021	0.080%	64,000,000	63,985,891
03/25/2021	0.090%	10,000,000	9,997,236
04/01/2021	0.080%	5,000,000	4,998,581
04/08/2021	0.080%	8,000,000	7,997,617
04/22/2021	0.090%	5,000,000	4,998,314
05/06/2021	0.080%	8,000,000	7,997,121
05/20/2021	0.090%	22,000,000	21,991,143
U.S. Treasury Bills(u)
02/18/2021	0.070%	8,000,000	7,998,701
Total			288,695,837
Total Treasury Bills (Cost $288,681,585)			288,695,837

U.S. Government & Agency Obligations 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
10/05/2022	2.000%	4,030,000	4,164,842
Federal National Mortgage Association(m)
STRIPS
10/08/2027	0.000%	4,000,000	3,746,240
05/15/2030	0.000%	1,000,000	881,485
Residual Funding Corp.(m)
STRIPS
01/15/2030	0.000%	7,351,000	6,523,470
04/15/2030	0.000%	425,000	375,273
Resolution Funding Corp.(m)
STRIPS
01/15/2029	0.000%	1,935,000	1,729,164
04/15/2029	0.000%	1,220,000	1,092,548
04/15/2030	0.000%	3,000,000	2,632,450
Tennessee Valley Authority Principal STRIP(m)
09/15/2024	0.000%	530,000	517,366
Total U.S. Government & Agency Obligations (Cost $19,180,719)			21,662,838

U.S. Treasury Obligations 15.0%

U.S. Treasury
08/31/2021	1.125%	18,500,000	18,638,750
06/30/2022	0.125%	10,135,000	10,132,229
07/31/2022	0.125%	34,000,000	33,988,047
09/30/2022	0.125%	177,595,000	177,525,628
10/31/2022	0.125%	109,320,000	109,268,756
11/30/2022	0.125%	89,680,000	89,632,257
11/15/2023	0.250%	22,937,000	22,980,007
12/31/2024	1.750%	48,065,000	50,930,125
07/31/2025	0.250%	54,355,000	54,142,676
09/30/2025	0.250%	29,540,000	29,399,224
10/31/2025	0.250%	79,575,000	79,170,909
11/30/2025	0.375%	99,817,000	99,887,184
10/31/2027	0.500%	13,520,000	13,420,712
05/15/2030	0.625%	15,360,000	15,096,000
08/15/2030	0.625%	21,895,000	21,467,363
05/15/2039	4.250%	24,695,000	37,115,813
05/15/2040	4.375%	32,730,000	50,383,744
11/15/2040	1.375%	7,800,000	7,810,969
11/15/2042	2.750%	27,195,000	34,142,473
02/15/2043	3.125%	21,850,000	29,057,086
05/15/2043	2.875%	3,250,000	4,163,047
11/15/2043	3.750%	11,510,000	16,786,616
02/15/2044	3.625%	10,860,000	15,580,706
05/15/2044	3.375%	1,490,000	2,065,512
11/15/2044	3.000%	2,700,000	3,540,797
08/15/2049	2.250%	7,360,000	8,556,000
05/15/2050	1.250%	54,240,000	50,036,400
08/15/2050	1.375%	34,735,000	33,057,951
11/15/2050	1.625%	147,865,000	149,667,105
U.S. Treasury(k)
11/15/2030	0.875%	110,567,200	110,887,239

68	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(u)
08/15/2043	3.625%	12,925,000	18,498,906
05/15/2045	3.000%	5,680,000	7,466,537
U.S. Treasury(m)
STRIPS
05/15/2036	0.000%	1,705,000	1,394,637
11/15/2038	0.000%	3,220,000	2,502,166
02/15/2039	0.000%	1,610,000	1,244,542
05/15/2039	0.000%	9,580,000	7,365,748
11/15/2040	0.000%	2,465,000	1,840,951
11/15/2041	0.000%	3,500,000	2,555,547
08/15/2042	0.000%	510,000	366,323
05/15/2043	0.000%	18,157,000	13,006,370
11/15/2043	0.000%	9,279,000	6,477,902
11/15/2043	0.000%	7,025,000	4,979,243
02/15/2044	0.000%	5,980,000	4,147,457
02/15/2045	0.000%	8,770,000	6,029,717
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	0.000%	935,000	633,682
Total U.S. Treasury Obligations (Cost $1,423,762,126)			1,457,041,053

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(v),(w)	503,495,965	503,445,615
Total Money Market Funds (Cost $503,445,615)		503,445,615
Total Investments in Securities (Cost: $9,853,837,704)		10,237,197,930
Other Assets & Liabilities, Net		(524,175,036)
Net Assets		9,713,022,894

At November 30, 2020, securities and/or cash totaling $31,353,031 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,012	03/2021	USD	177,005,125	468,227	—
U.S. Long Bond	497	03/2021	USD	86,928,406	142,635	—
U.S. Treasury 10-Year Note	708	03/2021	USD	97,825,688	142,382	—
U.S. Treasury 2-Year Note	413	03/2021	USD	91,211,695	42,123	—
U.S. Treasury 5-Year Note	2,191	03/2021	USD	276,134,469	393,746	—
U.S. Treasury 5-Year Note	1,832	03/2021	USD	230,889,250	301,635	—
U.S. Ultra Bond 10-Year Note	209	03/2021	USD	32,839,125	86,875	—
U.S. Ultra Bond 10-Year Note	64	03/2021	USD	10,056,000	16,367	—
U.S. Ultra Treasury Bond	438	03/2021	USD	94,621,688	242,101	—
U.S. Ultra Treasury Bond	472	03/2021	USD	101,966,750	17,437	—
Total					1,853,528	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,391)	03/2021	USD	(192,197,078)	—	(345,558)
U.S. Treasury 2-Year Note	(4,119)	03/2021	USD	(909,687,584)	—	(413,539)
U.S. Treasury 5-Year Note	(73)	03/2021	USD	(9,200,281)	—	(6,982)
U.S. Treasury 5-Year Note	(1,266)	03/2021	USD	(159,555,563)	—	(207,729)
U.S. Ultra Bond 10-Year Note	(159)	03/2021	USD	(24,982,875)	—	(51,246)
U.S. Ultra Bond 10-Year Note	(479)	03/2021	USD	(75,262,875)	—	(73,007)
U.S. Ultra Treasury Bond	(1)	03/2021	USD	(216,031)	—	(112)
Total					—	(1,098,173)
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	69

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2020, the total value of these securities amounted to $2,831,672,916, which represents 29.15% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2020.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2020, the total value of these securities amounted to $67,723,495, which represents 0.70% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2020.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2020, the total value of these securities amounted to $5,749,206, which represents 0.06% of total net assets.
(m)	Zero coupon bond.
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Income from this security may be subject to alternative minimum tax.
(q)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2020, the total value of these securities amounted to $3,015,288, which represents 0.03% of total net assets.
(r)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(s)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(t)	The stated interest rate represents the weighted average interest rate at November 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(u)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(v)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(w)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	595,019,738	1,328,869,040	(1,420,441,445)	(1,718)	503,445,615	(44,519)	175,059	503,495,965
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBID	London Interbank Bid Rate
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
70	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2020 (Unaudited)
Abbreviation Legend  (continued)
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2020	71

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